UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03857
American Funds Insurance Series
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Gregory F. Niland
5300

Robin

Hood

Rd.
Norfolk,

VA

23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPO
RT
American Funds Insurance Series
®
-
Portfolio Series
American Funds
®
Global Growth Portfolio
Class 4
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 27	0.51% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 89
Total number of portfolio holdings	6
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
Growth funds	80.31%
Growth-and-income funds	19.77%
Other assets less liabilities	(0.08	) %
Total	100.00%
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed
as
the
fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4SRX-104-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series
®
-
Portfolio Series
American Funds
®
Growth and Income Portfolio
Class 4
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 26	0.51% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 450
Total number of portfolio holdings	8
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
Growth-and-income funds	40.18%
Fixed income funds	29.83%
Growth funds	10.07%
Equity-income funds	9.98%
Asset allocation funds	5.02
Balanced funds	5.00%
Other assets less liabilities	(0.08	) %
Total	100.00%
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed
as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4SRX-105-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series
®
-
Portfolio Series
American Funds
®
Managed Risk Growth Portfolio
Class P2
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds
Managed Risk Growth Portfolio (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-P2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 31	0.61% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 1,791,623
Total number of portfolio holdings	25
Portfolio turnover rate	18%
Portfolio holdings by fund type
(percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-P2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INP2SRX-106-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Insurance Se
ri
es
®
-
Portfolio Series
American Funds
®
Managed Risk Growth and Income Portfolio
Class P2
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds

Managed Risk Growth and Income Portfolio (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-P2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 31	0.61% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 1,310,595
Total number of portfolio holdings	24
Portfolio turnover rate	16%
Portfolio holdings by fund type
(percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent
trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-P2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INP2SRX-107-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series
®
-
Portfolio Series
American Funds
®
Managed Risk Global Allocation Portfolio
Class P2
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds

Managed Risk Global Allocation Portfolio (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-P2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 33	0.63% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 357,545
Total number of portfolio holdings	18
Portfolio turnover rate	17%
Portfolio holdings by fund type
(percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-P2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INP2SRX-108-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2070 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2070 Target Date Fund)
Class 1
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2
Total number of portfolio holdings	17
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
Changes in and disagreements with accountants
On December 10, 2025,
PricewaterhouseCoopers
LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the period May 1, 2024 (commencement of operations) through December 31, 2024, fiscal year ended December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1SRX-145-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2070 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2070 Target Date Fund)
Class 1A
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 3	0.05% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2
Total number of portfolio holdings	17
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as
part of a broader effort to update board oversight and fund operations. At no point during the period May 1, 2024 (commencement of operations) through December 31, 2024, fiscal year ended December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5SRX-145-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2070 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2070 Target Date Fund)
Class 2
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2
Total number of portfolio holdings	17
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change
in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the period May 1, 2024 (commencement of operations) through December 31, 2024, fiscal year ended December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2SRX-145-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2070 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2070 Target Date Fund)
Class 4
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 3	0.05% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2
Total number of portfolio holdings	17
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the
fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the period May 1, 2024 (commencement of operations) through December 31, 2024, fiscal year ended December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4SRX-145-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2065 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2065 Target Date Fund)
Class 1
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 698
Total number of portfolio holdings	17
Portfolio turnover rate	12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1SRX-143-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2065 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2065 Target Date Fund)
Class 1A
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 3	0.05% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 698
Total number of portfolio holdings	17
Portfolio turnover rate	12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5SRX-143-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2065 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2065 Target Date Fund)
Class 2
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 3	0.05% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 698
Total number of portfolio holdings	17
Portfolio turnover rate	12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2SRX-143-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2065 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2065 Target Date Fund)
Class 4
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 698
Total number of portfolio holdings	17
Portfolio turnover rate	12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4SRX-143-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2060 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2060 Target Date Fund)
Class 1
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	18
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1SRX-142-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2060 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2060 Target Date Fund)
Class 1A
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 3	0.05% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	18
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5SRX-142-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2060 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2060 Target Date Fund)
Class 2
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 3	0.05% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	18
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2SRX-142-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2060 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2060 Target Date Fund)
Class 4
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 15	0.28% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	18
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the same address (householding). If you
would
prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4SRX-142-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2055 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2055 Target Date Fund)
Class 1
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 10
Total number of portfolio holdings	20
Portfolio turnover rate	16%
Portfolio holdings by fund type
(percent of net assets)
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1
.
Important information
To reduce
fund
expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your
instructions
will
typically
be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1SRX-141-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2055 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2055 Target Date Fund)
Class 1A
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 10
Total number of portfolio holdings	20
Portfolio turnover rate	16%
Portfolio holdings by fund type
(percent of net assets)
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would
prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5SRX-141-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2055 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2055 Target Date Fund)
Class 2
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 10
Total number of portfolio holdings	20
Portfolio turnover rate	16%
Portfolio holdings by fund type
(percent of net assets)
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-2
.
Important information
To reduce fund expenses, only
one
copy of most
shareholder
documents will be
mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2SRX-141-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2055 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2055 Target Date Fund)
Class 4
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 10
Total number of portfolio holdings	20
Portfolio turnover rate	16%
Portfolio holdings by fund type
(percent of net assets)
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of
most
shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not
be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4SRX-141-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2050 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2050 Target Date Fund)
Class 1
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 15
Total number of portfolio holdings	20
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1SRX-140-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2050 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2050 Target Date Fund)
Class 1A
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 15
Total number of portfolio holdings	20
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5SRX-140-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2050 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2050 Target Date Fund)
Class 2
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 15
Total number of portfolio holdings	20
Portfolio turnover rate	10%
Portfolio holdings by fund type
(pe
rc
ent of net assets)
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2SRX-140-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2050 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2050 Target Date Fund)
Class 4
for the six months ended
June
30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 8	0.15% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 15
Total number of portfolio holdings	20
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4SRX-140-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2045 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2045 Target Date Fund)
Class 1
for the six months ended June
30
,
2026
This semi-annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.05% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 21
Total number of portfolio holdings	25
Portfolio turnover rate	23%
Portfolio holdin
gs by
fund type
(percent of net assets)
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1SRX-139-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2045 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2045 Target Date Fund)
Class 1A
for the six months ended
June
30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 21
Total number of portfolio holdings	25
Portfolio turnover rate	23%
Portfolio hold
ings
by fund type
(percent of net assets)
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5SRX-139-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2045 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2045 Target Date Fund)
Class 2
for the six months ended
June
30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 21
Total number of portfolio holdings	25
Portfolio turnover rate	23%
Portfolio holdings by fund type
(percent
of ne
t assets)
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2SRX-139-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2045 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2045 Target Date Fund)
Class 4
for the six months ended
June
30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 7	0.13% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 21
Total number of portfolio holdings	25
Portfolio turnover rate	23%
Portfolio holdings by
fund t
ype
(percent of net assets)
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4SRX-139-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2040 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2040 Target Date Fund)
Class 1
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 4	0.07% *
*Annualized.
Key fund statist
ic
s
Fund net assets (in millions)	$ 23
Total number of portfolio holdings	26
Portfolio turnover rate	16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1SRX-138-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2040 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2040 Target Date Fund)
Class 1A
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23
Total number of portfolio holdings	26
Portfolio turnover rate	16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Changes in and disagre
emen
ts with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5SRX-138-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2040 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2040 Target Date Fund)
Class 2
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 invest
me
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23
Total number of portfolio holdings	26
Portfolio turnover rate	16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2SRX-138-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2040 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2040 Target Date Fund)
Class 4
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 28	0.54% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23
Total number of portfolio holdings	26
Portfolio turnover rate	16%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Changes in and disagreements w
ith a
ccountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4SRX-138-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2035 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2035 Target Date Fund)
Class 1
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,0
0
0 inve
stm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.05% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 40
Total number of portfolio holdings	24
Portfolio turnover rate	12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial informati on
, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1SRX-135-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2035 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2035 Target Date Fund)
Class 1A
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $1
0,000 in
vest
men
t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 1	0.02% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 40
Total number of portfolio holdings	24
Portfolio turnover rate	12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5SRX-135-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2035 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2035 Target Date Fund)
Class 2
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 1	0.02% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 40
Total number of portfolio holdings	24
Portfolio turnover rate	12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Changes in and disagreements
with
accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2SRX-135-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2035 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2035 Target Date Fund)
Class 4
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypoth
etica
l $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 26	0.51% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 40
Total number of portfolio holdings	24
Portfolio turnover rate	12%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4SRX-135-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2030 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2030 Target Date Fund)
Class 1
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 47
Total number of portfolio holdings	25
Portfolio turnover rate	12%
Portfolio holdings by fund type
(percent of net assets)
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1
.
Important information
To reduce fund expenses, only
one
copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your
instructions
will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1SRX-134-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2030 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2030 Target Date Fund)
Class 1A
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 47
Total number of portfolio holdings	25
Portfolio turnover rate	12%
Portfolio holdings by fund type
(percent of net assets)
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your
instructions
will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5SRX-134-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2030 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2030 Target Date Fund)
Class 2
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 47
Total number of portfolio holdings	25
Portfolio turnover rate	12%
Portfolio holdings by fund type
(percent of net assets)
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2SRX-134-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2030 Target Date Retirement Fund
(formerly

American

Funds
®
IS 2030 Target Date Fund)
Class 4
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 27	0.53% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 47
Total number of portfolio holdings	25
Portfolio turnover rate	12%
Portfolio holdings by fund type
(percent of net assets)
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be
mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4SRX-134-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2025 Target Date Retirement Income Fund
(formerly

American

Funds
®
IS 2025 Target Date Fund)
Class 1
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 26
Total number of portfolio holdings	21
Portfolio turnover rate	15%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your
documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary.
Your
instructions
will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1SRX-133-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2025 Target Date Retirement Income Fund
(formerly

American

Funds
®
IS 2025 Target Date Fund)
Class 1A
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 26
Total number of portfolio holdings	21
Portfolio turnover rate	15%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial
intermediary
. Your instructions will typically be effective
within
30 days of receipt
by
Capital Group or your financial intermediary.
Lit. No. INA5SRX-133-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2025 Target Date Retirement Income Fund
(formerly

American

Funds
®
IS 2025 Target Date Fund)
Class 2
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 26
Total number of portfolio holdings	21
Portfolio turnover rate	15%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (
householding
). If you would prefer that
your
documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective
within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2SRX-133-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2025 Target Date Retirement Income Fund
(formerly

American

Funds
®
IS 2025 Target Date Fun
d)
Class 4
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at

capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 27	0.54% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 26
Total number of portfolio holdings	21
Portfolio turnover rate	15%
Portfolio holdings by fund type
(percent of net assets)

*Less than 0.01%.
Changes in and disagreements with accountants
On December 10, 2025
, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding
)
.
If
you
would
prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or
contact
your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4SRX-133-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2020 Target Date Retirement Income Fund
(formerly

American

Funds
®
IS 2020 Target Date Fund)
Class 1
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.06% *
*Annualized.
Key fund sta
ti
stics
Fund net assets (in millions)	$ 41
Total number of portfolio holdings	21
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	46.36%
Growth-and-income funds	21.41%
Equity-income funds	18.65%
Balanced funds	11.68%
Growth funds	1.94
Other assets less liabilities	(0.04	) %
Total	100.00%
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1SRX-132-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2020 Target Date Retirement Income Fund
(formerly

American

Funds
®
IS 2020 Target Date Fund)
Class 1A
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(b
as
ed on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage o f a $10,0 00 investment
Class 1A	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 41
Total number of portfolio holdings	21
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	46.36%
Growth-and-income funds	21.41%
Equity-income funds	18.65%
Balanced funds	11.68%
Growth funds	1.94
Other assets less liabilities	(0.04	) %
Total	100.00%
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5SRX-132-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2020 Target Date Retirement Income Fund
(formerly

American

Funds
®
IS 2020 Target Date Fund)
Class 2
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 41
Total number of portfolio holdings	21
Portfolio turnover rate	8%
Portfolio holdings by fund
ty
pe
(percent of net assets)
Fixed income funds	46.36%
Growth-and-income funds	21.41%
Equity-income funds	18.65%
Balanced funds	11.68%
Growth funds	1.94
Other assets less liabilities	(0.04	) %
Total	100.00%
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2SRX-132-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2020 Target Date Retirement Income Fund
(formerly

American

Funds
®
IS 2020 Target Date Fund)
Class 4
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 28	0.55% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 41
Total number of portfolio holdings	21
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	46.36%
Growth-and-income funds	21.41%
Equity-income funds	18.65%
Balanced funds	11.68%
Growth funds	1.94
Other assets less liabilities	(0.04	) %
Total	100.00%
Changes in and disagreements wit
h acco
untants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4SRX-132-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2015 Target Date Retirement Income Fund
(formerly

American

Funds
®
IS 2015 Target Date Fund)
Class 1
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.05% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 144
Total number of portfolio holdings	18
Portfolio turnover rate	7%
Portfolio holdings by fund type
 (percent of net assets)
Fixed income funds	49.70%
Equity-income funds	20.90%
Growth-and-income funds	18.99%
Balanced funds	10.49%
Other assets less liabilities	(0.08)
Total	100.00%
Changes in and disagreements with accountants
On December 10, 2025, P
ricewaterhou
seCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s
independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1SRX-131-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2015 Target Date Retirement Income Fund
(formerly

American

Funds
®
IS 2015 Target Date Fund)
Class 1A
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 144
Total number of portfolio holdings	18
Portfolio turnover rate	7%
Portfolio holdings by fund type
 (percent of net assets)
Fixed income funds	49.70%
Equity-income funds	20.90%
Growth-and-income funds	18.99%
Balanced funds	10.49%
Other assets less liabilities	(0.08)
Total	100.00%
Changes in and disagreements with ac
cou
ntants
On December 10, 2025, P
ricewaterhouseCoope
rs LLP (“PwC”) was dismissed and Deloitte & To
uche LLP
was
appointed as the fund’s independent registered public accounting firm for the fiscal yea
r ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5SRX-131-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2015 Target Date Retirement Income Fund
(formerly

American

Funds
®
IS 2015 Target Date Fund)
Class 2
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 144
Total number of portfolio holdings	18
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	49.70%
Equity-income funds	20.90%
Growth-and-income funds	18.99%
Balanced funds	10.49%
Other assets less liabilities	(0.08)
Total	100.00%
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with
multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2SRX-131-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2015 Target Date Retirement Income Fund
(formerly

American

Funds
®
IS 2015 Target Date Fund)
Class 4
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 28	0.55% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 144
Total number of portfolio holdings	18
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	49.70%
Equity-income funds	20.90%
Growth-and-income funds	18.99%
Balanced funds	10.49%
Other assets less liabilities	(0.08)
Total	100.00%
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4SRX-131-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2010 Target Date Retirement Income Fund
(formerly

American

Funds
®

IS

2010

Target

Date

Fund)
Class 1
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds

IS 2010 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 538
Total number of portfolio holdings	16
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	51.76%
Equity-income funds	25.26%
Growth-and-income funds	14.77%
Balanced funds	8.29%
Other assets less liabilities	(0.08)
Total	100.00%
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1SRX-130-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2010 Target Date Retirement Income Fund
(formerly

American

Funds
®

IS

2010

Target

Date

Fund)
Class 1A
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds

IS 2010 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 538
Total number of portfolio holdings	16
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	51.76%
Equity-income funds	25.26%
Growth-and-income funds	14.77%
Balanced funds	8.29%
Other assets less liabilities	(0.08)
Total	100.00%
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financia
l intermediary.
Lit. No. INA5SRX-130-0826 © 2026 Capital Group. All rights
reserved
.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2010 Target Date Retirement Income Fund
(formerly

American

Funds
®

IS

2010

Target

Date

Fund)
Class 2
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds

IS 2010 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 538
Total number of portfolio holdings	16
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	51.76%
Equity-income funds	25.26%
Growth-and-income funds	14.77%
Balanced funds	8.29%
Other assets less liabilities	(0.08)
Total	100.00%
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the
fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2SRX-130-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2010 Target Date Retirement Income Fund
(formerly

American

Funds
®

IS

2010

Target

Date

Fund)
Class 4
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds

IS 2010 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 27	0.53% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 538
Total number of portfolio holdings	16
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	51.76%
Equity-income funds	25.26%
Growth-and-income funds	14.77%
Balanced funds	8.29%
Other assets less liabilities	(0.08)
Total	100.00%
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4SRX-130-0826 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The Investment Portfolio is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Insurance Series® - Portfolio Series
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2026
Lit. No. INGEFP2-875-0826 © 2026 Capital Group. All rights reserved.

American Funds® Global Growth Portfolio
Investment portfolio June 30, 2026unaudited

Growth funds 80.31%	Shares	Value (000)
American Funds Insurance Series - Global Growth Fund, Class 1	641,595	$26,876
American Funds Insurance Series - Growth Fund, Class 1	128,619	17,782
American Funds Insurance Series - SMALLCAP World Fund, Class 1	667,249	13,505
American Funds Insurance Series - EUPAC Fund, Class 1	379,830	8,884
American Funds Insurance Series - New World Fund, Class 1	127,253	4,482
Total growth funds (cost: $54,907,000)		71,529
Growth-and-income funds 19.77%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	906,940	17,613
Total growth-and-income funds (cost: $12,232,000)		17,613
Total investment securities 100.08% (cost: $67,139,000)		89,142
Other assets less liabilities (0.08)%		(71)
Net assets 100.00%		$89,071
Investments in affiliates (a)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80.31%
American Funds Insurance Series - Global Growth Fund, Class 1	$24,410	$3,171	$2,686	$366	$1,615	$26,876	$152	$3,018
American Funds Insurance Series - Growth Fund, Class 1	16,150	2,563	631	20	(320)	17,782	17	1,469
American Funds Insurance Series - SMALLCAP World Fund, Class 1	12,094	2,303	920	(81)	109	13,505	157	1,749
American Funds Insurance Series - EUPAC Fund, Class 1	8,185	881	563	(25)	406	8,884	191	612
American Funds Insurance Series - New World Fund, Class 1	4,109	316	277	74	260	4,482	24	293
						71,529
Growth-and-income funds 19.77%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	16,290	1,661	1,154	196	620	17,613	108	1,437
Total 100.08%				$550	$2,690	$89,142	$649	$8,578

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Insurance Series - Portfolio Series	1

American Funds® Growth and Income Portfolio
Investment portfolio June 30, 2026unaudited

Growth funds 10.07%	Shares	Value (000)
American Funds Insurance Series - Growth Fund, Class 1	327,746	$45,311
Total growth funds (cost: $24,577,000)		45,311
Growth-and-income funds 40.18%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	4,661,786	90,532
American Funds Insurance Series - Growth-Income Fund, Class 1	647,468	45,206
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	2,537,257	45,163
Total growth-and-income funds (cost: $130,122,000)		180,901
Asset allocation funds 5.02%
American Funds Insurance Series - Asset Allocation Fund, Class 1	848,946	22,599
Total asset allocation funds (cost: $22,322,000)		22,599
Equity-income funds 9.98%
American Funds Insurance Series - Capital Income Builder, Class 1	3,001,348	44,930
Total equity-income funds (cost: $29,471,000)		44,930
Balanced funds 5.00%
American Funds Insurance Series - American Funds Global Balanced Fund, Class 1	1,565,467	22,512
Total balanced funds (cost: $18,977,000)		22,512
Fixed income funds 29.83%
American Funds Insurance Series - The Bond Fund of America, Class 1	14,138,427	134,315
Total fixed income funds (cost: $147,518,000)		134,315
Total investment securities 100.08% (cost: $372,987,000)		450,568
Other assets less liabilities (0.08)%		(368)
Net assets 100.00%		$450,200

2	American Funds Insurance Series - Portfolio Series

American Funds® Growth and Income Portfolio (continued)
Investments in affiliates (a)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10.07%
American Funds Insurance Series - Growth Fund, Class 1	$44,088	$4,987	$2,953	$59	$(870)	$45,311	$45	$3,905
Growth-and-income funds 40.18%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	88,391	9,047	11,715	1,437	3,372	90,532	561	7,493
American Funds Insurance Series - Growth-Income Fund, Class 1	44,192	3,323	3,658	213	1,136	45,206	174	3,149
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	44,077	4,102	2,149	30	(897)	45,163	156	3,946
						180,901
Asset allocation funds 5.02%
American Funds Insurance Series - Asset Allocation Fund, Class 1	22,184	2,482	1,373	(31)	(663)	22,599	95	2,385
Equity-income funds 9.98%
American Funds Insurance Series - Capital Income Builder, Class 1	44,203	2,000	2,749	501	975	44,930	480	1,487
Balanced funds 5.00%
American Funds Insurance Series - American Funds Global Balanced Fund, Class 1	22,204	1,375	1,031	87	(123)	22,512	80	1,275
Fixed income funds 29.83%
American Funds Insurance Series - The Bond Fund of America, Class 1	132,315	9,136	6,869	(1,121)	854	134,315	980	—
Total 100.08%				$1,175	$3,784	$450,568	$2,571	$23,640

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Insurance Series - Portfolio Series	3

American Funds® Managed Risk Growth Portfolio
Investment portfolio June 30, 2026unaudited

Growth funds 55.25%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,908,991	$540,418
American Funds Insurance Series – Global Growth Fund, Class 1	6,445,950	270,021
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund, Class 1	7,035,667	89,775
American Funds Insurance Series – SMALLCAP World Fund, Class 1	4,434,066	89,745
Total growth funds (cost: $827,782,000)		989,959
Growth-and-income funds 20.03%
American Funds Insurance Series – Growth-Income Fund, Class 1	3,862,858	269,705
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	5,003,764	89,067
Total growth-and-income funds (cost: $298,216,000)		358,772
Fixed income funds 21.57%
American Funds Insurance Series – The Bond Fund of America, Class 1	40,672,937	386,393
Total fixed income funds (cost: $388,470,000)		386,393
Short-term securities 2.70%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	48,382,147	48,382
Total short-term securities (cost: $48,382,000)		48,382
Options purchased (equity style) 0.27%
Options purchased (equity style)*		4,849
Total options purchased (cost: $13,426,000)		4,849
Total investment securities 99.82% (cost: $1,576,276,000)		1,788,355
Other assets less liabilities 0.18%		3,268
Net assets 100.00%		$1,791,623
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)
Put
S&P 500 Index	1,400	USD1,049,910	USD4,750.00	9/18/2026	$728
S&P 500 Index	45	33,747	4,775.00	9/18/2026	24
S&P 500 Index	30	22,498	4,800.00	9/18/2026	18
S&P 500 Index	30	22,498	4,825.00	9/18/2026	17
S&P 500 Index	10	7,499	4,850.00	9/18/2026	6
S&P 500 Index	65	48,746	4,875.00	9/18/2026	38
S&P 500 Index	15	11,249	4,825.00	12/18/2026	30
S&P 500 Index	90	67,494	4,850.00	12/18/2026	182
S&P 500 Index	60	44,996	4,900.00	12/18/2026	127
S&P 500 Index	50	37,497	5,000.00	12/18/2026	115
S&P 500 Index	140	104,991	5,100.00	12/18/2026	353
S&P 500 Index	105	78,743	5,125.00	12/18/2026	282
S&P 500 Index	25	18,748	5,175.00	12/18/2026	68

4	American Funds Insurance Series - Portfolio Series

American Funds® Managed Risk Growth Portfolio (continued)
*Options purchased (equity style) (continued)

Equity index options (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)
S&P 500 Index	970	USD727,438	USD5,225.00	12/18/2026	$2,666
S&P 500 Index	20	14,999	5,400.00	12/18/2026	64
S&P 500 Index	40	29,997	5,450.00	12/18/2026	131
					$4,849
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
S&P 500 E-mini Index Futures	Long	139	9/18/2026	USD52,460	$591

American Funds Insurance Series - Portfolio Series	5

American Funds® Managed Risk Growth Portfolio (continued)
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 55.25%
American Funds Insurance Series – Growth Fund, Class 1	$533,484	$93,832	$78,689	$32,918	$(41,127)	$540,418	$510	$44,428
American Funds Insurance Series – Global Growth Fund, Class 1	267,403	53,373	73,509	22,769	(15)	270,021	1,531	30,320
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund, Class 1	88,108	8,453	18,375	1,371	10,218	89,775	—	—
American Funds Insurance Series – SMALLCAP World Fund, Class 1	88,857	20,900	20,736	2,760	(2,036)	89,745	1,076	11,957
						989,959
Growth-and-income funds 20.03%
American Funds Insurance Series – Growth-Income Fund, Class 1	267,027	26,103	31,469	9,666	(1,622)	269,705	1,004	18,140
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	89,015	14,046	12,303	3,979	(5,670)	89,067	305	7,715
						358,772
Fixed income funds 21.57%
American Funds Insurance Series – The Bond Fund of America, Class 1	357,462	99,391	69,574	1,363	(2,249)	386,393	2,723	—
Total 96.85%				$74,826	$(42,501)	$1,735,124	$7,149	$112,560

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

6	American Funds Insurance Series - Portfolio Series

American Funds® Managed Risk Growth and Income Portfolio
Investment portfolio June 30, 2026unaudited

Growth funds 10.11%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	958,603	$132,527
Total growth funds (cost: $114,228,000)		132,527
Growth-and-income funds 50.16%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	16,933,875	328,856
American Funds Insurance Series – Growth-Income Fund, Class 1	2,832,217	197,745
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	7,349,586	130,823
Total growth-and-income funds (cost: $516,632,000)		657,424
Asset allocation funds 4.99%
American Funds Insurance Series – Asset Allocation Fund, Class 1	2,456,330	65,388
Total asset allocation funds (cost: $58,259,000)		65,388
Equity-income funds 14.85%
American Funds Insurance Series – Capital Income Builder, Class 1	13,001,753	194,636
Total equity-income funds (cost: $153,708,000)		194,636
Fixed income funds 16.72%
American Funds Insurance Series – The Bond Fund of America, Class 1	23,065,298	219,120
Total fixed income funds (cost: $219,841,000)		219,120
Short-term securities 2.72%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	35,641,405	35,641
Total short-term securities (cost: $35,641,000)		35,641
Options purchased (equity style) 0.27%
Options purchased (equity style)*		3,494
Total options purchased (cost: $9,729,000)		3,494
Total investment securities 99.82% (cost: $1,108,038,000)		1,308,230
Other assets less liabilities 0.18%		2,365
Net assets 100.00%		$1,310,595

American Funds Insurance Series - Portfolio Series	7

American Funds® Managed Risk Growth and Income Portfolio (continued)
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)
Put
S&P 500 Index	1,050	USD787,433	USD4,750.00	9/18/2026	$546
S&P 500 Index	35	26,248	4,775.00	9/18/2026	19
S&P 500 Index	20	14,999	4,825.00	9/18/2026	11
S&P 500 Index	15	11,249	4,850.00	9/18/2026	9
S&P 500 Index	45	33,747	4,875.00	9/18/2026	26
S&P 500 Index	10	7,499	4,850.00	12/18/2026	20
S&P 500 Index	15	11,249	4,875.00	12/18/2026	31
S&P 500 Index	30	22,498	4,900.00	12/18/2026	64
S&P 500 Index	55	41,247	5,000.00	12/18/2026	126
S&P 500 Index	105	78,743	5,100.00	12/18/2026	265
S&P 500 Index	50	37,497	5,125.00	12/18/2026	134
S&P 500 Index	30	22,498	5,175.00	12/18/2026	81
S&P 500 Index	745	558,702	5,225.00	12/18/2026	2,048
S&P 500 Index	10	7,499	5,400.00	12/18/2026	32
S&P 500 Index	25	18,748	5,450.00	12/18/2026	82
					$3,494
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
S&P 500 E-mini Index Futures	Long	101	9/18/2026	USD38,119	$437

8	American Funds Insurance Series - Portfolio Series

American Funds® Managed Risk Growth and Income Portfolio (continued)
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10.11%
American Funds Insurance Series – Growth Fund, Class 1	$132,104	$27,886	$25,631	$9,736	$(11,568)	$132,527	$125	$10,896
Growth-and-income funds 50.16%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	331,925	50,128	71,599	30,709	(12,307)	328,856	2,001	26,746
American Funds Insurance Series – Growth-Income Fund, Class 1	198,667	19,900	27,129	7,252	(945)	197,745	739	13,357
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	132,380	16,508	15,715	4,657	(7,007)	130,823	449	11,363
						657,424
Asset allocation funds 4.99%
American Funds Insurance Series – Asset Allocation Fund, Class 1	66,348	7,895	6,994	439	(2,300)	65,388	272	6,817
Equity-income funds 14.85%
American Funds Insurance Series – Capital Income Builder, Class 1	199,401	18,825	30,121	7,372	(841)	194,636	2,121	6,611
Fixed income funds 16.72%
American Funds Insurance Series – The Bond Fund of America, Class 1	199,504	53,716	33,658	599	(1,041)	219,120	1,503	—
Total 96.83%				$60,764	$(36,009)	$1,269,095	$7,210	$75,790

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series - Portfolio Series	9

American Funds® Managed Risk Global Allocation Portfolio
Investment portfolio June 30, 2026unaudited

Growth funds 25.08%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	2,140,584	$89,669
Total growth funds (cost: $76,457,000)		89,669
Growth-and-income funds 25.08%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	4,617,356	89,669
Total growth-and-income funds (cost: $68,919,000)		89,669
Asset allocation funds 10.01%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,343,854	35,773
Total asset allocation funds (cost: $31,902,000)		35,773
Equity-income funds 4.96%
American Funds Insurance Series – Capital Income Builder, Class 1	1,183,623	17,719
Total equity-income funds (cost: $14,387,000)		17,719
Balanced funds 19.91%
American Funds Insurance Series – American Funds Global Balanced Fund, Class 1	4,951,635	71,205
Total balanced funds (cost: $62,414,000)		71,205
Fixed income funds 11.84%
American Funds Insurance Series – Capital World Bond Fund, Class 1	4,222,016	42,347
Total fixed income funds (cost: $42,666,000)		42,347
Short-term securities 2.75%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	9,835,082	9,835
Total short-term securities (cost: $9,835,000)		9,835
Options purchased (equity style) 0.22%
Options purchased (equity style)*		801
Total options purchased (cost: $2,739,000)		801
Total investment securities 99.85% (cost: $309,319,000)		357,018
Other assets less liabilities 0.15%		527
Net assets 100.00%		$357,545

10	American Funds Insurance Series - Portfolio Series

American Funds® Managed Risk Global Allocation Portfolio (continued)
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)
Put
S&P 500 Index	380	USD284,976	USD4,750.00	9/18/2026	$197
S&P 500 Index	10	7,499	4,775.00	9/18/2026	5
S&P 500 Index	10	7,499	4,825.00	9/18/2026	6
S&P 500 Index	10	7,499	4,850.00	9/18/2026	6
S&P 500 Index	10	7,499	4,875.00	9/18/2026	6
S&P 500 Index	15	11,249	5,000.00	12/18/2026	34
S&P 500 Index	30	22,498	5,100.00	12/18/2026	75
S&P 500 Index	20	14,999	5,125.00	12/18/2026	54
S&P 500 Index	140	104,991	5,225.00	12/18/2026	385
S&P 500 Index	10	7,499	5,450.00	12/18/2026	33
					$801
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
S&P 500 E-mini Index Futures	Long	25	9/18/2026	USD9,435	$106

American Funds Insurance Series - Portfolio Series	11

American Funds® Managed Risk Global Allocation Portfolio (continued)
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 25.08%
American Funds Insurance Series – Global Growth Fund, Class 1	$88,390	$17,623	$23,847	$6,070	$1,433	$89,669	$514	$10,184
Growth-and-income funds 25.08%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	88,421	10,655	14,144	6,364	(1,627)	89,669	548	7,328
Asset allocation funds 10.01%
American Funds Insurance Series – Asset Allocation Fund, Class 1	35,378	4,891	3,421	430	(1,505)	35,773	149	3,735
Equity-income funds 4.96%
American Funds Insurance Series – Capital Income Builder, Class 1	17,698	2,388	2,934	741	(174)	17,719	192	603
Balanced funds 19.91%
American Funds Insurance Series – American Funds Global Balanced Fund, Class 1	70,801	9,193	8,576	1,225	(1,438)	71,205	257	4,091
Fixed income funds 11.84%
American Funds Insurance Series – Capital World Bond Fund, Class 1	35,440	13,843	6,194	239	(981)	42,347	354	—
Total 96.88%				$15,069	$(4,292)	$346,382	$2,014	$25,941

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

12	American Funds Insurance Series - Portfolio Series

Financial statements unaudited
Statements of assets and liabilities at June 30, 2026
(dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
	Assets:
	Investment securities, at value:
	Unaffiliated issuers	$—	$—	$53,231	$39,135	$10,636
	Affiliated issuers	89,142	450,568	1,735,124	1,269,095	346,382
	Cash collateral pledged for futures contracts	—	—	4,356	3,143	772
	Receivables for:
	Sales of investments	208	3,594	2,785	882	950
	Sales of fund’s shares	— *	— *	—	—	—
	Dividends	—	—	221	163	45
	Variation margin on futures contracts	—	—	384	277	64
		89,350	454,162	1,796,101	1,312,695	358,849
	Liabilities:
	Payables for:
	Purchases of investments	—	3,499	—	—	—
	Repurchases of fund’s shares	208	95	2,871	909	980
	Investment advisory services	—	—	146	108	29
	Insurance administrative fees	52	274	—	—	—
	Services provided by related parties	18	89	1,439	1,066	290
	Trustees’ deferred compensation	1	5	22	17	5
		279	3,962	4,478	2,100	1,304
	Net assets at June 30, 2026	$89,071	$450,200	$1,791,623	$1,310,595	$357,545
	Net assets consist of:
	Capital paid in on shares of beneficial interest	$58,737	$351,190	$1,582,330	$1,102,643	$302,390
	Total distributable earnings (accumulated loss)	30,334	99,010	209,293	207,952	55,155
	Net assets at June 30, 2026	$89,071	$450,200	$1,791,623	$1,310,595	$357,545
	Investment securities, at cost:
	Unaffiliated issuers	$—	$—	$61,808	$45,370	$12,574
	Affiliated issuers	67,139	372,987	1,514,468	1,062,668	296,745

	Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 4:	Net assets	$89,071	$450,200
	Shares outstanding	5,205	31,394	Not applicable	Not applicable	Not applicable
	Net asset value per share	$17.11	$14.34
Class P2:	Net assets			$1,791,623	$1,310,595	$357,545
	Shares outstanding	Not applicable	Not applicable	158,554	112,155	30,070
	Net asset value per share			$11.30	$11.69	$11.89

Refer to the notes to financial statements.

American Funds Insurance Series - Portfolio Series	13

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2026
(dollars in thousands)

	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Investment income:
Income:
Dividends:
Unaffiliated issuers	$—	$—	$1,416	$1,047	$288
Affiliated issuers	649	2,571	7,149	7,210	2,014
	649	2,571	8,565	8,257	2,302
Fees and expenses:
Investment advisory services	—	—	872	651	174
Distribution services	104	549	2,182	1,624	440
Insurance administrative services	104	549	2,182	1,624	440
Transfer agent services	— *	— *	— *	— *	— *
Accounting and administrative services	—	—	49	44	34
Reports to shareholders	1	7	—	—	—
Registration statement and prospectus	— *	4	31	20	7
Trustees’ compensation	— *	1	5	4	1
Auditing and legal	1	3	22	18	10
Custodian	1	4	3	3	3
Other	— *	— †	1	1	— *
Total fees and expenses	211	1,117	5,347	3,989	1,109
Net investment income (loss)	438	1,454	3,218	4,268	1,193
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	—	—	(12,053)	(8,599)	(2,236)
Affiliated issuers	550	1,175	74,826	60,764	15,069
Futures contracts	—	—	(7,414)	(6,524)	(778)
Currency transactions	—	—	32	53	13
Capital gain distributions received from affiliated issuers	8,578	23,640	112,560	75,790	25,941
	9,128	24,815	167,951	121,484	38,009
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	—	—	221	(112)	(177)
Affiliated issuers	2,690	3,784	(42,501)	(36,009)	(4,292)
Futures contracts	—	—	568	419	102
	2,690	3,784	(41,712)	(35,702)	(4,367)
Net realized gain (loss) and unrealized appreciation (depreciation)	11,818	28,599	126,239	85,782	33,642
Net increase (decrease) in net assets resulting from operations	$12,256	$30,053	$129,457	$90,050	$34,835
*
Amount less than one thousand.

Refer to the notes to financial statements.

14	American Funds Insurance Series - Portfolio Series

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	Global Growth Portfolio		Growth and Income Portfolio		Managed Risk Growth Portfolio
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026*	2025	2026*	2025	2026*	2025
Operations:
Net investment income (loss)	$438	$500	$1,454	$8,366	$3,218	$18,690
Net realized gain (loss)	9,128	4,977	24,815	17,511	167,951	221,434
Net unrealized appreciation (depreciation)	2,690	9,445	3,784	37,219	(41,712)	(50,555)
Net increase in net assets resulting from operations	12,256	14,922	30,053	63,096	129,457	189,569
Distributions paid to shareholders	(5,376)	(1,256)	(26,173)	(12,428)	(62,783)	(30,340)
Net capital share transactions	1,021	(4,180)	5,035	2,048	(56,422)	(176,297)
Total increase (decrease) in net assets	7,901	9,486	8,915	52,716	10,252	(17,068)
Net assets:
Beginning of period	81,170	71,684	441,285	388,569	1,781,371	1,798,439
End of period	$89,071	$81,170	$450,200	$441,285	$1,791,623	$1,781,371

	Managed Risk Growth and Income Portfolio		Managed Risk Global Allocation Portfolio
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026*	2025	2026*	2025
Operations:
Net investment income (loss)	$4,268	$20,533	$1,193	$4,714
Net realized gain (loss)	121,484	112,332	38,009	25,012
Net unrealized appreciation (depreciation)	(35,702)	27,410	(4,367)	17,182
Net increase in net assets resulting from operations	90,050	160,275	34,835	46,908
Distributions paid to shareholders	(50,812)	(26,793)	(11,838)	(5,146)
Net capital share transactions	(54,920)	(158,179)	(19,415)	(51,903)
Total increase (decrease) in net assets	(15,682)	(24,697)	3,582	(10,141)
Net assets:
Beginning of period	1,326,277	1,350,974	353,963	364,104
End of period	$1,310,595	$1,326,277	$357,545	$353,963
*
Unaudited.
Refer to the notes to financial statements.

American Funds Insurance Series - Portfolio Series	15

Notes to financial statementsunaudited
1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 42 different funds (the “funds”), including five funds in the series covered in this report. The other 37 funds in the series are covered in separate reports. Twenty-four funds in the series are covered in the American Funds Insurance Series report and 13 funds in the series are covered in the American Funds Insurance Series — Target Date Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), three of which are covered in this report.
The managed risk funds covered in this report are Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.
Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.
The investment objective(s) for each fund in the American Funds Insurance Series – Portfolio Series are as follows:
Global Growth Portfolio — Seeks to provide long-term growth of capital.
Growth and Income Portfolio — Seeks to provide long-term growth of capital while providing current income.
Managed Risk Growth Portfolio — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk Growth and Income Portfolio — Seeks to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection.
Managed Risk Global Allocation Portfolio — Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Each fund offers one share class (Class 4 for Global Growth Portfolio and Growth and Income Portfolio, and Class P2 for the three managed risk funds). Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

16	American Funds Insurance Series - Portfolio Series

Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.
Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.
Distributions paid to shareholders — Income dividends and capital gain distributions paid to shareholders are recorded on each fund’s ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets.

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Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of June 30, 2026, all of the investment securities held by each fund were classified as Level 1.
4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below. Not all of the risks listed below necessarily apply to each fund.
Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause each fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. Some of the funds may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. To the extent that a fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on a fund’s investment results.
Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as a fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by a fund, including the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of each fund or choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.
Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in each fund and the applicable underlying funds.
Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

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Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The underlying funds’ rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the underlying fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security

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before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as "junk bonds"), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.
Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.
Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and  futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast market and economic factors (such as interest rates) and to assess and predict the impact of such market and economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by a fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.
Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which the fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as

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variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, a fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.
Short positions — A fund may suffer losses from short positions in futures and options contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investments in future delivery contracts — The underlying funds may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the underlying fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the underlying fund may or may not hold the types of mortgage-backed securities required to be delivered. The underlying fund may choose to roll these transactions in lieu of settling them.
When the underlying fund rolls the purchase of these types of future delivery transactions, the underlying fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the underlying fund rolls the sale of these transactions rather than settling them, the underlying fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the underlying fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the underlying fund.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause each fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments (through its investments in the underlying funds) could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

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Currency — The prices of, and the income generated by, many debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa.
Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Options contracts — The managed risk funds have entered into options contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.
Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:
Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.

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The average month-end notional amount of options contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $2,222,827,000, $1,612,492,000 and $430,908,000, respectively.
Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. The average month-end notional amount of futures contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $46,339,000, $78,394,000 and $18,387,000, respectively.
The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and the effect on each fund’s statement of operations resulting from the managed risk funds’ use of options contracts and futures contracts as of June 30, 2026 (dollars in thousands):
Managed Risk Growth Portfolio
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers*	$4,849	Investment securities from unaffiliated issuers*	$—
Futures	Equity	Unrealized appreciation†	591	Unrealized depreciation†	—
			$5,440		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(12,053)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$221
Futures	Equity	Net realized gain (loss) on futures contracts	(7,414)	Net unrealized appreciation (depreciation) on futures contracts	568
			$(19,467)		$789
Refer to the end of the table(s) for footnote(s).

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Managed Risk Growth and Income Portfolio
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers*	$3,494	Investment securities from unaffiliated issuers*	$—
Futures	Equity	Unrealized appreciation†	437	Unrealized depreciation†	—
			$3,931		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(8,599)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(112)
Futures	Equity	Net realized gain (loss) on futures contracts	(6,524)	Net unrealized appreciation (depreciation) on futures contracts	419
			$(15,123)		$307
Managed Risk Global Allocation Portfolio
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers*	$801	Investment securities from unaffiliated issuers*	$—
Futures	Equity	Unrealized appreciation†	106	Unrealized depreciation†	—
			$907		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,236)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(177)
Futures	Equity	Net realized gain (loss) on futures contracts	(778)	Net unrealized appreciation (depreciation) on futures contracts	102
			$(3,014)		$(75)
*
Includes options purchased as reported in the fund’s investment portfolio.
†
Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
Collateral — Funds that invest in options and futures contracts participate in a collateral program. The program calls for each fund to pledge highly liquid assets, such as cash or U.S. government securities, as collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

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6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2026, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statement of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Additional tax basis disclosures for each fund are as follows (dollars in thousands):
	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
As of December 31, 2025:
Undistributed ordinary income	$932	$9,629	$18,931	$18,675	$4,978
Undistributed long-term capital gains	4,442	16,538	43,836	32,126	6,856
Capital loss carryforward utilized	—	—	22,945	46,726	4,145
As of June 30, 2026:
Gross unrealized appreciation on investments	21,610	88,333	223,325	207,584	50,062
Gross unrealized depreciation on investments	(612)	(15,150)	(154,364)	(110,101)	(26,960)
Net unrealized appreciation (depreciation) on investments	20,998	73,183	68,961	97,483	23,102
Cost of investments	68,144	377,385	1,719,985	1,211,184	334,022
Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Global Growth Portfolio
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 4	$933	$4,443	$5,376	$707	$549	$1,256
Growth and Income Portfolio
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 4	$9,632	$16,541	$26,173	$8,412	$4,016	$12,428

American Funds Insurance Series - Portfolio Series	25

Managed Risk Growth Portfolio
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P2	$18,934	$43,849	$62,783	$30,340	$—	$30,340
Managed Risk Growth and Income Portfolio
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P2	$18,683	$32,129	$50,812	$26,793	$—	$26,793
Managed Risk Global Allocation Portfolio
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P2	$4,980	$6,858	$11,838	$5,146	$—	$5,146
7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees were based on an annual rate of 0.100% of daily net assets for the three managed risk funds. CRMC receives investment advisory and services fees from the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the three managed risk funds are paid by CRMC to Milliman FRM. The three managed risk funds are not responsible for paying any subadvisory fees.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

26	American Funds Insurance Series - Portfolio Series

Distribution services — The series has plans of distribution for all share classes. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.25% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.
Share class	Currently approved limits	Plan limits
Class 4	0.25%	0.25%
Class P2	0.25	0.50
Insurance administrative services — The series has an insurance administrative services plan for all share classes. Under the plan, each share class pays 0.25% of each insurance company’s respective average daily net assets to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.
Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to the funds. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The series has an administrative services agreement with CRMC to provide administrative services to all of the funds. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fee at the annual rate of 0.03% of average daily net assets from the Class 1 shares of the underlying funds for administrative services provided to the series. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Accounting and administrative services — The three managed risk funds have a subadministration agreement with The Bank of New York Mellon ("BNY") under which each fund compensates BNY for providing accounting and administrative services. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY is not a related party to the managed risk funds.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation in each fund’s statement of operations reflects current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts as follows (dollars in thousands):
	Current fees	Increase (decrease) in value of deferred amounts	Total trustees’ compensation
Global Growth Portfolio	$— *	$— *	$— *
Growth and Income Portfolio	1	— *	1
Managed Risk Growth Portfolio	3	2	5
Managed Risk Growth and Income Portfolio	3	1	4
Managed Risk Global Allocation Portfolio	1	— *	1
*
Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

American Funds Insurance Series - Portfolio Series	27

Interfund lending — Pursuant to an exemptive order issued by the SEC, each fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. Each fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2026.
8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
9. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
Global Growth Portfolio
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 4	$1,714	103	$5,376	317	$(6,069)	(368)	$1,021	52
Year ended December 31, 2025
Class 4	$3,417	246	$1,257	91	$(8,854)	(622)	$(4,180)	(285)
Growth and Income Portfolio
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 4	$6,963	481	$26,173	1,828	$(28,101)	(1,948)	$5,035	361
Year ended December 31, 2025
Class 4	$37,856	2,875	$12,428	956	$(48,236)	(3,587)	$2,048	244
Managed Risk Growth Portfolio
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P2	$1,184	107	$62,783	5,596	$(120,389)	(10,900)	$(56,422)	(5,197)
Year ended December 31, 2025
Class P2	$12,015	1,198	$30,340	2,994	$(218,652)	(21,173)	$(176,297)	(16,981)

28	American Funds Insurance Series - Portfolio Series

Managed Risk Growth and Income Portfolio
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P2	$324	28	$50,812	4,350	$(106,056)	(9,132)	$(54,920)	(4,754)
Year ended December 31, 2025
Class P2	$2,121	194	$26,793	2,545	$(187,093)	(17,459)	$(158,179)	(14,720)
Managed Risk Global Allocation Portfolio
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P2	$1,148	98	$11,838	999	$(32,401)	(2,795)	$(19,415)	(1,698)
Year ended December 31, 2025
Class P2	$825	78	$5,146	510	$(57,874)	(5,560)	$(51,903)	(4,972)
10. Investment transactions

Each fund engaged in purchases and sales of investment securities during the six months ended June 30, 2026, as follows (dollars in thousands):
	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Purchases of investment securities*	$10,895	$36,452	$316,098	$194,858	$58,593
Sales of investment securities*	6,231	32,497	304,655	210,847	59,116
*
Excludes in-kind transactions, short-term securities and U.S. government obligations, if any.
11. Ownership concentration

As of June 30, 2026, Managed Risk Growth and Income Portfolio held 15% and 11% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. Furthermore, Managed Risk Global Allocation Portfolio held 15% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.
In addition, American Funds Insurance Series - Managed Risk Growth Portfolio held aggregate ownership of 81% of the outstanding shares of American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund. The ownership percentage represents the seed money invested in the fund when it began operations. American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund began operations on November 15, 2024.

American Funds Insurance Series - Portfolio Series	29

Financial highlights

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
Global Growth Portfolio
Class 4:
6/30/2026[5,6]	$15.75	$.09	$2.36	$2.45	$(.14 )	$(.95 )	$(1.09)	$17.11	15.61%[7]	$89	.51%[8]	.51%[8]	.97%[8]	1.06%[8]
12/31/2025	13.18	.09	2.72	2.81	(.12 )	(.12 )	(.24 )	15.75	21.55	81.51		.51	.97	.66
12/31/2024	11.74	.12	1.48	1.60	(.11 )	(.05 )	(.16 )	13.18	13.64	72.51		.51	.96	.93
12/31/2023	11.09	.08	2.31	2.39	(.10 )	(1.64)	(1.74)	11.74	23.03	70.51		.51	.96	.68
12/31/2022	17.34	.08	(4.30)	(4.22)	(.31 )	(1.72)	(2.03)	11.09	(24.75)	61.51		.51	.98	.66
12/31/2021	15.58	.08	2.02	2.10	(.05 )	(.29 )	(.34 )	17.34	13.49	84.52		.52	1.04	.48
Growth and Income Portfolio
Class 4:
6/30/2026[5,6]	$14.22	$.05	$.95	$1.00	$(.29 )	$(.59 )	$(.88 )	$14.34	7.02%[7]	$450	.51%[8]	.51%[8]	.82%[8]	.66%[8]
12/31/2025	12.62	.27	1.72	1.99	(.26 )	(.13 )	(.39 )	14.22	16.12	441.51		.51	.82	2.00
12/31/2024	11.44	.26	1.14	1.40	(.22 )	—	(.22 )	12.62	12.37	389.51		.51	.82	2.17
12/31/2023	10.88	.22	1.41	1.63	(.21 )	(.86 )	(1.07)	11.44	15.86	358.51		.51	.80	1.97
12/31/2022	14.44	.22	(2.46)	(2.24)	(.31 )	(1.01)	(1.32)	10.88	(15.74)	325.51		.51	.80	1.88
12/31/2021	13.25	.18	1.44	1.62	(.23 )	(.20 )	(.43 )	14.44	12.32	377.52		.52	.84	1.28
Managed Risk Growth Portfolio
Class P2:
6/30/2026[5,6]	$10.88	$.02	$.80	$.82	$(.12 )	$(.28 )	$(.40 )	$11.30	7.61%[7]	$1,792	.61%[8]	.61%[8]	.93%[8]	.37%[8]
12/31/2025	9.95	.11	1.00	1.11	(.18 )	—	(.18 )	10.88	11.27	1,781.63		.61	.93	1.05
12/31/2024	8.85	.13	1.09	1.22	(.12 )	—	(.12 )	9.95	13.84	1,798.66		.61	.95	1.35
12/31/2023	9.30	.09	1.21	1.30	(.10 )	(1.65)	(1.75)	8.85	15.57	1,730.66		.61	.95	1.06
12/31/2022	13.80	.07	(2.80)	(2.73)	(.19 )	(1.58)	(1.77)	9.30	(20.36)	1,575.66		.61	.94	.69
12/31/2021	12.52	.03	1.38	1.41	(.13 )	—	(.13 )	13.80	11.29	1,994.66		.61	.98	.24
Managed Risk Growth and Income Portfolio
Class P2:
6/30/2026[5,6]	$11.34	$.04	$.77	$.81	$(.17 )	$(.29 )	$(.46 )	$11.69	7.19%[7]	$1,311	.61%[8]	.61%[8]	.92%[8]	.66%[8]
12/31/2025	10.26	.16	1.14	1.30	(.22 )	—	(.22 )	11.34	12.81	1,326.63		.61	.91	1.54
12/31/2024	9.30	.18	.95	1.13	(.17 )	—	(.17 )	10.26	12.26	1,351.66		.61	.91	1.82
12/31/2023	9.88	.16	.88	1.04	(.18 )	(1.44)	(1.62)	9.30	11.71	1,340.66		.61	.92	1.75
12/31/2022	12.70	.16	(2.05)	(1.89)	(.28 )	(.65 )	(.93 )	9.88	(15.10)	1,271.66		.61	.89	1.53
12/31/2021	11.58	.13	1.13	1.26	(.14 )	—	(.14 )	12.70	10.93	1,535.66		.61	.94	1.07
Managed Risk Global Allocation Portfolio
Class P2:
6/30/2026[5,6]	$11.14	$.04	$1.11	$1.15	$(.17 )	$(.23 )	$(.40 )	$11.89	10.33%[7]	$358	.63%[8]	.63%[8]	1.04%[8]	.68%[8]
12/31/2025	9.91	.14	1.24	1.38	(.15 )	—	(.15 )	11.14	14.08	354.64		.62	1.03	1.32
12/31/2024	9.28	.15	.60	.75	(.12 )	—	(.12 )	9.91	8.05	364.67		.62	1.03	1.56
12/31/2023	9.35	.09	.83	.92	(.08 )	(.91 )	(.99 )	9.28	10.52	381.67		.62	1.02	1.01
12/31/2022	12.69	.04	(2.32)	(2.28)	(.17 )	(.89 )	(1.06)	9.35	(18.25)	373.66		.61	1.04	.40
12/31/2021	11.76	.08	.94	1.02	(.09 )	—	(.09 )	12.69	8.70	482.67		.62	1.13	.68
Refer to the end of the table(s) for footnote(s).

30	American Funds Insurance Series - Portfolio Series

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended June 30,2026[5,6,7,9]	Year ended December 31,
		2025[9]	2024	2023	2022	2021
Global Growth Portfolio	7%	12%	9%	14%	13%	36%
Growth and Income Portfolio	7	12	10	24	7	36
Managed Risk Growth Portfolio	18	38	20	35	80	46
Managed Risk Growth and Income Portfolio	16	25	15	35	72	44
Managed Risk Global Allocation Portfolio	17	21	19	31	66	29

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[3]	This column does not include expenses of the underlying funds in which each fund invests.
[4]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[5]	Unaudited.
[6]	Based on operations for a period that is less than a full year.
[7]	Not annualized.
[8]	Annualized.
[9]	Rates exclude in-kind transactions, if any.

American Funds Insurance Series - Portfolio Series	31

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP (“D&T”) was appointed as the independent registered public accounting firm for the funds constituting the American Funds Insurance Series (hereafter referred to as the “series”) for the fiscal year ending December 31, 2026 audit. The change in the series’ independent registered public accounting firm was approved by the series’ board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.
PwC’s reports on the series’ financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, (i) were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the series’ financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The series requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the series’ Form N-CSR for the period ended December 31, 2025.
During the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, neither the series, nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the series’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

32	American Funds Insurance Series — Portfolio Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

Portfolio Series – American Funds Global Growth Portfolio
Portfolio Series – American Funds Growth and Income Portfolio
The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) with respect to Portfolio Series – American Funds Global Growth Portfolio and Portfolio Series – American Funds Growth and Income Portfolio, for an additional one-year term through April 30, 2027. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

American Funds Insurance Series — Portfolio Series	33

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series (continued)

3. Advisory fees and total expenses
The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.
The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

34	American Funds Insurance Series — Portfolio Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series

Portfolio Series – American Funds Managed Risk Growth Portfolio
Portfolio Series – American Funds Managed Risk Growth and Income Portfolio
Portfolio Series – American Funds Managed Risk Global Allocation Portfolio
The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to Portfolio Series – American Funds Managed Risk Growth Portfolio, Portfolio Series – American Funds Managed Risk Growth and Income Portfolio, and Portfolio Series – American Funds Managed Risk Global Allocation Portfolio, for an additional one-year term through April 30, 2027. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

American Funds Insurance Series — Portfolio Series	35

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series (continued)

2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of asset allocation and balanced funds with volatility management analytics over various periods (including each fund’s lifetime) through September 30, 2025. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted that CRMC agreed to continue to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses were generally competitive with, and in many cases compared favorably to, those of other similar funds included in the comparable Lipper category.
The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

36	American Funds Insurance Series — Portfolio Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series (continued)

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series — Portfolio Series	37

American Funds Insurance Series® - Target Date Series
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2026
Lit. No. INGEFP2-988-0826 © 2026 Capital Group. All rights reserved.

American Funds® IS 2070 Target Date Retirement Fund (formerly American Funds® IS 2070 Target Date Fund)
Investment portfolio June 30, 2026unaudited

Growth funds 50.36%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	2,246	$202
New Perspective Fund, Class R-6	2,576	195
New World Fund, Inc., Class R-6	1,511	164
The Growth Fund of America, Class R-6	1,628	144
AMCAP Fund, Class R-6	2,897	135
The New Economy Fund, Class R-6	1,176	107
EUPAC Fund, Class R-6	618	39
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	533	7
Total growth funds (cost: $906,000)		993
Growth-and-income funds 37.88%
Fundamental Investors, Class R-6	1,707	177
Capital World Growth and Income Fund, Class R-6	2,004	164
Washington Mutual Investors Fund, Class R-6	2,354	157
The Investment Company of America, Class R-6	2,015	137
American Mutual Fund, Class R-6	1,741	112
Total growth-and-income funds (cost: $698,000)		747
Balanced funds 5.98%
American Balanced Fund, Class R-6	2,073	85
American Funds Global Balanced Fund, Class R-6	768	33
Total balanced funds (cost: $110,000)		118
Fixed income funds 5.63%
U.S. Government Securities Fund, Class R-6	7,675	91
American Funds Emerging Markets Bond Fund, Class R-6	2,409	20
Total fixed income funds (cost: $112,000)		111
Total investment securities 99.85% (cost: $1,826,000)		1,969
Other assets less liabilities 0.15%		3
Net assets 100.00%		$1,972

1	American Funds Insurance Series - Target Date Series

American Funds® IS 2070 Target Date Retirement Fund (continued) (formerly American Funds® IS 2070 Target Date Fund)
Investments in affiliates (a)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 50.36%
SMALLCAP World Fund, Inc., Class R-6	$138	$46	$10	$— (b)	$28	$202	$—	$—
New Perspective Fund, Class R-6	139	49	5	— (b)	12	195	—	—
New World Fund, Inc., Class R-6	112	38	7	— (b)	21	164	—	—
The Growth Fund of America, Class R-6	97	38	2	(1)	12	144	—	—
AMCAP Fund, Class R-6	97	42	2	— (b)	(2)	135	—	9
The New Economy Fund, Class R-6	70	22	5	— (b)	20	107	—	—
EUPAC Fund, Class R-6	28	12	2	— (b)	1	39	—	2
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	7	— (b)	— (b)	— (b)	7	—	—
						993
Growth-and-income funds 37.88%
Fundamental Investors, Class R-6	125	38	4	— (b)	18	177	1	3
Capital World Growth and Income Fund, Class R-6	111	40	5	— (b)	18	164	1	—
Washington Mutual Investors Fund, Class R-6	111	46	3	— (b)	3	157	1	6
The Investment Company of America, Class R-6	97	33	3	— (b)	10	137	1	— (b)
American Mutual Fund, Class R-6	69	38	3	— (b)	8	112	1	—
						747
Balanced funds 5.98%
American Balanced Fund, Class R-6	84	22	29	— (b)	8	85	1	—
American Funds Global Balanced Fund, Class R-6	28	9	5	— (b)	1	33	— (b)	—
						118
Fixed income funds 5.63%
U.S. Government Securities Fund, Class R-6	70	31	8	— (b)	(2)	91	2	—
American Funds Emerging Markets Bond Fund, Class R-6	14	6	— (b)	— (b)	— (b)	20	— (b)	—
						111
Total 99.85%				$(1)	$156	$1,969	$8	$20

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	2

American Funds® IS 2065 Target Date Retirement Fund (formerly American Funds® IS 2065 Target Date Fund)
Investment portfolio June 30, 2026unaudited

Growth funds 50.29%	Shares	Value (000)
New Perspective Fund, Class R-6	921	$70
SMALLCAP World Fund, Inc., Class R-6	778	70
New World Fund, Inc., Class R-6	535	58
The Growth Fund of America, Class R-6	580	51
AMCAP Fund, Class R-6	1,044	49
The New Economy Fund, Class R-6	408	37
EUPAC Fund, Class R-6	219	14
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	185	2
Total growth funds (cost: $318,000)		351
Growth-and-income funds 37.96%
Fundamental Investors, Class R-6	606	63
Capital World Growth and Income Fund, Class R-6	712	58
Washington Mutual Investors Fund, Class R-6	834	56
The Investment Company of America, Class R-6	716	49
American Mutual Fund, Class R-6	614	39
Total growth-and-income funds (cost: $245,000)		265
Balanced funds 6.02%
American Balanced Fund, Class R-6	737	30
American Funds Global Balanced Fund, Class R-6	274	12
Total balanced funds (cost: $38,000)		42
Fixed income funds 5.73%
U.S. Government Securities Fund, Class R-6	2,737	33
American Funds Emerging Markets Bond Fund, Class R-6	856	7
Total fixed income funds (cost: $40,000)		40
Total investment securities 100.00% (cost: $641,000)		698
Other assets less liabilities 0.00%		— (a)
Net assets 100.00%		$698

3	American Funds Insurance Series - Target Date Series

American Funds® IS 2065 Target Date Retirement Fund (continued) (formerly American Funds® IS 2065 Target Date Fund)
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 50.29%
New Perspective Fund, Class R-6	$34	$36	$4	$— (a)	$4	$70	$—	$—
SMALLCAP World Fund, Inc., Class R-6	34	34	7	— (a)	9	70	—	—
New World Fund, Inc., Class R-6	27	29	5	— (a)	7	58	—	—
The Growth Fund of America, Class R-6	24	27	3	(1)	4	51	—	—
AMCAP Fund, Class R-6	24	29	3	— (a)	(1)	49	—	3
The New Economy Fund, Class R-6	17	17	4	— (a)	7	37	—	—
EUPAC Fund, Class R-6	7	8	1	— (a)	— (a)	14	—	1
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	2	— (a)	— (a)	— (a)	2	—	—
						351
Growth-and-income funds 37.96%
Fundamental Investors, Class R-6	31	31	5	— (a)	6	63	— (a)	1
Capital World Growth and Income Fund, Class R-6	27	29	4	— (a)	6	58	— (a)	—
Washington Mutual Investors Fund, Class R-6	27	33	5	— (a)	1	56	— (a)	2
The Investment Company of America, Class R-6	24	26	4	— (a)	3	49	— (a)	— (a)
American Mutual Fund, Class R-6	17	24	4	— (a)	2	39	— (a)	—
						265
Balanced funds 6.02%
American Balanced Fund, Class R-6	20	18	10	— (a)	2	30	— (a)	—
American Funds Global Balanced Fund, Class R-6	7	6	2	— (a)	1	12	— (a)	—
						42
Fixed income funds 5.73%
U.S. Government Securities Fund, Class R-6	17	21	4	— (a)	(1)	33	3	—
American Funds Emerging Markets Bond Fund, Class R-6	3	5	1	— (a)	— (a)	7	— (a)	—
						40
Total 100.00%				$(1)	$50	$698	$3	$7

(a)	Amount less than one thousand.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	4

American Funds® IS 2060 Target Date Retirement Fund (formerly American Funds® IS 2060 Target Date Fund)
Investment portfolio June 30, 2026unaudited

Growth funds 50.38%	Shares	Value (000)
New Perspective Fund, Class R-6	1,678	$128
SMALLCAP World Fund, Inc., Class R-6	1,427	128
New World Fund, Inc., Class R-6	1,005	109
The Growth Fund of America, Class R-6	1,088	96
AMCAP Fund, Class R-6	1,959	91
The New Economy Fund, Class R-6	770	70
EUPAC Fund, Class R-6	409	26
American Funds Global Insight Fund, Class R-6	243	8
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	347	5
Total growth funds (cost: $594,000)		661
Growth-and-income funds 37.81%
Fundamental Investors, Class R-6	1,140	118
Capital World Growth and Income Fund, Class R-6	1,339	109
Washington Mutual Investors Fund, Class R-6	1,567	105
The Investment Company of America, Class R-6	1,288	88
American Mutual Fund, Class R-6	1,182	76
Total growth-and-income funds (cost: $457,000)		496
Balanced funds 6.17%
American Balanced Fund, Class R-6	1,383	57
American Funds Global Balanced Fund, Class R-6	571	24
Total balanced funds (cost: $75,000)		81
Fixed income funds 5.64%
U.S. Government Securities Fund, Class R-6	5,133	61
American Funds Emerging Markets Bond Fund, Class R-6	1,609	13
Total fixed income funds (cost: $75,000)		74
Total investment securities 100.00% (cost: $1,201,000)		1,312
Other assets less liabilities 0.00%		— (a)
Net assets 100.00%		$1,312

5	American Funds Insurance Series - Target Date Series

American Funds® IS 2060 Target Date Retirement Fund (continued) (formerly American Funds® IS 2060 Target Date Fund)
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 50.38%
New Perspective Fund, Class R-6	$77	$44	$2	$— (a)	$9	$128	$—	$—
SMALLCAP World Fund, Inc., Class R-6	77	41	8	— (a)	18	128	—	—
New World Fund, Inc., Class R-6	63	35	3	— (a)	14	109	—	—
The Growth Fund of America, Class R-6	55	34	2	— (a)	9	96	—	—
AMCAP Fund, Class R-6	55	38	2	— (a)	— (a)	91	—	6
The New Economy Fund, Class R-6	39	20	3	— (a)	14	70	—	—
EUPAC Fund, Class R-6	16	10	1	— (a)	1	26	—	1
American Funds Global Insight Fund, Class R-6	3	4	— (a)	— (a)	1	8	—	—
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	5	— (a)	— (a)	— (a)	5	—	—
						661
Growth-and-income funds 37.81%
Fundamental Investors, Class R-6	70	39	3	— (a)	12	118	1	2
Capital World Growth and Income Fund, Class R-6	63	37	3	— (a)	12	109	1	—
Washington Mutual Investors Fund, Class R-6	63	42	3	— (a)	3	105	1	4
The Investment Company of America, Class R-6	53	30	2	— (a)	7	88	— (a)	— (a)
American Mutual Fund, Class R-6	41	33	3	— (a)	5	76	1	—
						496
Balanced funds 6.17%
American Balanced Fund, Class R-6	47	22	17	— (a)	5	57	— (a)	—
American Funds Global Balanced Fund, Class R-6	16	9	2	— (a)	1	24	— (a)	—
						81
Fixed income funds 5.64%
U.S. Government Securities Fund, Class R-6	39	28	5	— (a)	(1)	61	1	—
American Funds Emerging Markets Bond Fund, Class R-6	8	5	— (a)	— (a)	— (a)	13	— (a)	—
						74
Total 100.00%				$— (a)	$110	$1,312	$5	$13

(a)	Amount less than one thousand.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	6

American Funds® IS 2055 Target Date Retirement Fund (formerly American Funds® IS 2055 Target Date Fund)
Investment portfolio June 30, 2026unaudited

Growth funds 49.42%	Shares	Value (000)
New Perspective Fund, Class R-6	12,152	$920
SMALLCAP World Fund, Inc., Class R-6	9,916	890
New World Fund, Inc., Class R-6	7,282	791
The Growth Fund of America, Class R-6	8,499	750
AMCAP Fund, Class R-6	15,304	714
The New Economy Fund, Class R-6	5,641	515
American Funds Global Insight Fund, Class R-6	7,423	235
EUPAC Fund, Class R-6	3,208	205
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	2,716	35
Total growth funds (cost: $4,321,000)		5,055
Growth-and-income funds 36.88%
Fundamental Investors, Class R-6	8,591	889
Capital World Growth and Income Fund, Class R-6	10,062	822
Washington Mutual Investors Fund, Class R-6	12,215	818
American Mutual Fund, Class R-6	10,267	660
The Investment Company of America, Class R-6	8,544	583
Total growth-and-income funds (cost: $3,346,000)		3,772
Equity-income funds 1.20%
The Income Fund of America, Class R-6	2,244	62
Capital Income Builder, Class R-6	749	61
Total equity-income funds (cost: $118,000)		123
Balanced funds 6.80%
American Balanced Fund, Class R-6	11,952	491
American Funds Global Balanced Fund, Class R-6	4,835	204
Total balanced funds (cost: $616,000)		695
Fixed income funds 5.66%
U.S. Government Securities Fund, Class R-6	40,103	477
American Funds Emerging Markets Bond Fund, Class R-6	12,545	102
Total fixed income funds (cost: $574,000)		579
Total investment securities 99.96% (cost: $8,975,000)		10,224
Other assets less liabilities 0.04%		4
Net assets 100.00%		$10,228

7	American Funds Insurance Series - Target Date Series

American Funds® IS 2055 Target Date Retirement Fund (continued) (formerly American Funds® IS 2055 Target Date Fund)
Investments in affiliates (a)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 49.42%
New Perspective Fund, Class R-6	$604	$347	$83	$(3)	$55	$920	$—	$—
SMALLCAP World Fund, Inc., Class R-6	590	282	104	1	121	890	—	—
New World Fund, Inc., Class R-6	511	273	94	— (b)	101	791	—	—
The Growth Fund of America, Class R-6	469	309	86	(3)	61	750	—	—
AMCAP Fund, Class R-6	469	337	79	(2)	(11)	714	—	47
The New Economy Fund, Class R-6	322	178	79	1	93	515	—	—
American Funds Global Insight Fund, Class R-6	148	85	20	— (b)	22	235	—	—
EUPAC Fund, Class R-6	135	77	15	— (b)	8	205	—	10
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	44	11	— (b)	2	35	—	—
						5,055
Growth-and-income funds 36.88%
Fundamental Investors, Class R-6	591	326	116	— (b)	88	889	4	12
Capital World Growth and Income Fund, Class R-6	523	298	89	(1)	91	822	6	—
Washington Mutual Investors Fund, Class R-6	537	366	100	(2)	17	818	5	29
American Mutual Fund, Class R-6	416	289	88	(1)	44	660	5	—
The Investment Company of America, Class R-6	389	227	75	(1)	43	583	3	1
						3,772
Equity-income funds 1.20%
The Income Fund of America, Class R-6	27	40	7	— (b)	2	62	1	—
Capital Income Builder, Class R-6	27	39	7	— (b)	2	61	1	—
						123
Balanced funds 6.80%
American Balanced Fund, Class R-6	416	231	196	1	39	491	3	—
American Funds Global Balanced Fund, Class R-6	135	85	24	— (b)	8	204	2	—
						695
Fixed income funds 5.66%
U.S. Government Securities Fund, Class R-6	338	263	115	(1)	(8)	477	9	—
American Funds Emerging Markets Bond Fund, Class R-6	68	48	15	— (b)	1	102	2	—
						579
Total 99.96%				$(11)	$779	$10,224	$41	$99

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	8

American Funds® IS 2050 Target Date Retirement Fund (formerly American Funds® IS 2050 Target Date Fund)
Investment portfolio June 30, 2026unaudited

Growth funds 46.86%	Shares	Value (000)
New Perspective Fund, Class R-6	16,392	$1,241
SMALLCAP World Fund, Inc., Class R-6	12,812	1,149
The Growth Fund of America, Class R-6	12,341	1,090
AMCAP Fund, Class R-6	22,106	1,031
New World Fund, Inc., Class R-6	8,715	947
The New Economy Fund, Class R-6	7,197	657
American Funds Global Insight Fund, Class R-6	15,496	491
EUPAC Fund, Class R-6	4,600	293
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	3,908	50
Total growth funds (cost: $5,929,000)		6,949
Growth-and-income funds 34.68%
Fundamental Investors, Class R-6	11,429	1,183
Washington Mutual Investors Fund, Class R-6	17,076	1,143
Capital World Growth and Income Fund, Class R-6	13,287	1,086
American Mutual Fund, Class R-6	16,115	1,037
The Investment Company of America, Class R-6	10,177	694
Total growth-and-income funds (cost: $4,549,000)		5,143
Equity-income funds 4.86%
The Income Fund of America, Class R-6	13,991	383
Capital Income Builder, Class R-6	4,127	338
Total equity-income funds (cost: $669,000)		721
Balanced funds 7.92%
American Balanced Fund, Class R-6	21,444	880
American Funds Global Balanced Fund, Class R-6	6,942	294
Total balanced funds (cost: $1,034,000)		1,174
Fixed income funds 5.62%
U.S. Government Securities Fund, Class R-6	57,794	686
American Funds Emerging Markets Bond Fund, Class R-6	17,987	147
Total fixed income funds (cost: $827,000)		833
Total investment securities 99.94% (cost: $13,008,000)		14,820
Other assets less liabilities 0.06%		9
Net assets 100.00%		$14,829

9	American Funds Insurance Series - Target Date Series

American Funds® IS 2050 Target Date Retirement Fund (continued) (formerly American Funds® IS 2050 Target Date Fund)
Investments in affiliates (a)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 46.86%
New Perspective Fund, Class R-6	$978	$245	$65	$(3)	$86	$1,241	$—	$—
SMALLCAP World Fund, Inc., Class R-6	887	242	156	4	172	1,149	—	—
The Growth Fund of America, Class R-6	796	251	55	(3)	101	1,090	—	—
AMCAP Fund, Class R-6	796	312	64	(2)	(11)	1,031	—	73
New World Fund, Inc., Class R-6	685	180	52	1	133	947	—	—
The New Economy Fund, Class R-6	455	150	79	2	129	657	—	—
American Funds Global Insight Fund, Class R-6	364	90	14	— (b)	51	491	—	—
EUPAC Fund, Class R-6	228	66	15	(1)	15	293	—	16
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	51	4	— (b)	3	50	—	—
						6,949
Growth-and-income funds 34.68%
Fundamental Investors, Class R-6	910	238	97	1	131	1,183	5	17
Washington Mutual Investors Fund, Class R-6	887	334	105	(1)	28	1,143	8	43
Capital World Growth and Income Fund, Class R-6	796	215	58	— (b)	133	1,086	9	—
American Mutual Fund, Class R-6	796	266	101	(1)	77	1,037	8	—
The Investment Company of America, Class R-6	546	150	59	(3)	60	694	4	2
						5,143
Equity-income funds 4.86%
The Income Fund of America, Class R-6	273	126	31	— (b)	15	383	5	—
Capital Income Builder, Class R-6	250	92	23	— (b)	19	338	4	—
						721
Balanced funds 7.92%
American Balanced Fund, Class R-6	820	222	242	— (b)	80	880	6	—
American Funds Global Balanced Fund, Class R-6	228	66	13	— (b)	13	294	4	—
						1,174
Fixed income funds 5.62%
U.S. Government Securities Fund, Class R-6	573	256	128	(2)	(13)	686	14	—
American Funds Emerging Markets Bond Fund, Class R-6	115	42	11	— (b)	1	147	3	—
						833
Total 99.94%				$(8)	$1,223	$14,820	$70	$151

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	10

American Funds® IS 2045 Target Date Retirement Fund (formerly American Funds® IS 2045 Target Date Fund)
Investment portfolio June 30, 2026unaudited

Growth funds 43.25%	Shares	Value (000)
The Growth Fund of America, Class R-6	16,971	$1,499
AMCAP Fund, Class R-6	31,300	1,460
New Perspective Fund, Class R-6	19,278	1,460
SMALLCAP World Fund, Inc., Class R-6	15,610	1,400
New World Fund, Inc., Class R-6	10,677	1,160
The New Economy Fund, Class R-6	9,618	879
American Funds Global Insight Fund, Class R-6	26,549	841
EUPAC Fund, Class R-6	4,557	290
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	2,608	33
Total growth funds (cost: $7,612,000)		9,022
Growth-and-income funds 33.15%
Fundamental Investors, Class R-6	15,515	1,606
Capital World Growth and Income Fund, Class R-6	18,356	1,500
American Mutual Fund, Class R-6	22,640	1,456
Washington Mutual Investors Fund, Class R-6	20,834	1,395
The Investment Company of America, Class R-6	12,211	833
International Growth and Income Fund, Class R-6	2,518	125
Total growth-and-income funds (cost: $6,047,000)		6,915
Equity-income funds 6.98%
The Income Fund of America, Class R-6	30,423	832
Capital Income Builder, Class R-6	7,607	623
Total equity-income funds (cost: $1,343,000)		1,455
Balanced funds 9.31%
American Balanced Fund, Class R-6	37,216	1,528
American Funds Global Balanced Fund, Class R-6	9,811	415
Total balanced funds (cost: $1,706,000)		1,943
Fixed income funds 7.30%
U.S. Government Securities Fund, Class R-6	84,741	1,007
American Funds Emerging Markets Bond Fund, Class R-6	21,990	179
American Funds Multi-Sector Income Fund, Class R-6	13,344	125
Capital World Bond Fund, Class R-6	7,803	124
American Funds Inflation Linked Bond Fund, Class R-6	5,638	54
The Bond Fund of America, Class R-6	2,946	33
Total fixed income funds (cost: $1,517,000)		1,522
Total investment securities 99.99% (cost: $18,225,000)		20,857
Other assets less liabilities 0.01%		3
Net assets 100.00%		$20,860

11	American Funds Insurance Series - Target Date Series

American Funds® IS 2045 Target Date Retirement Fund (continued) (formerly American Funds® IS 2045 Target Date Fund)
Investments in affiliates (a)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 43.25%
The Growth Fund of America, Class R-6	$1,158	$496	$274	$(29)	$148	$1,499	$—	$—
AMCAP Fund, Class R-6	1,158	605	267	(18)	(18)	1,460	—	103
New Perspective Fund, Class R-6	1,159	429	215	(15)	102	1,460	—	—
SMALLCAP World Fund, Inc., Class R-6	1,125	416	351	1	209	1,400	—	—
New World Fund, Inc., Class R-6	931	320	254	(4)	167	1,160	—	—
The New Economy Fund, Class R-6	662	250	205	(1)	173	879	—	—
American Funds Global Insight Fund, Class R-6	663	235	139	(4)	86	841	—	—
EUPAC Fund, Class R-6	266	103	92	(4)	17	290	—	16
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	34	3	— (b)	2	33	—	—
						9,022
Growth-and-income funds 33.15%
Fundamental Investors, Class R-6	1,291	454	309	(12)	182	1,606	8	24
Capital World Growth and Income Fund, Class R-6	1,160	417	256	(11)	190	1,500	12	—
American Mutual Fund, Class R-6	1,158	539	345	(7)	111	1,456	12	—
Washington Mutual Investors Fund, Class R-6	1,125	539	296	(8)	35	1,395	10	51
The Investment Company of America, Class R-6	662	244	135	(13)	75	833	5	2
International Growth and Income Fund, Class R-6	66	67	18	— (b)	10	125	1	—
						6,915
Equity-income funds 6.98%
The Income Fund of America, Class R-6	663	343	209	(1)	36	832	12	—
Capital Income Builder, Class R-6	498	238	149	— (b)	36	623	8	—
						1,455
Balanced funds 9.31%
American Balanced Fund, Class R-6	1,327	526	453	(10)	138	1,528	11	—
American Funds Global Balanced Fund, Class R-6	332	147	82	(1)	19	415	5	—
						1,943
Fixed income funds 7.30%
U.S. Government Securities Fund, Class R-6	835	498	305	(2)	(19)	1,007	22	—
American Funds Emerging Markets Bond Fund, Class R-6	134	85	40	(1)	1	179	4	—
American Funds Multi-Sector Income Fund, Class R-6	67	83	24	— (b)	(1)	125	3	—
Capital World Bond Fund, Class R-6 (c)	67	81	22	— (b)	(2)	124	2	—
American Funds Inflation Linked Bond Fund, Class R-6	67	30	43	(1)	1	54	—	—
The Bond Fund of America, Class R-6	—	37	4	— (b)	— (b)	33	— (b)	—
						1,522
Total 99.99%				$(141)	$1,698	$20,857	$115	$196

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	12

American Funds® IS 2040 Target Date Retirement Fund (formerly American Funds® IS 2040 Target Date Fund)
Investment portfolio June 30, 2026unaudited

Growth funds 34.20%	Shares	Value (000)
AMCAP Fund, Class R-6	33,726	$1,573
The Growth Fund of America, Class R-6	17,810	1,573
New Perspective Fund, Class R-6	17,979	1,361
SMALLCAP World Fund, Inc., Class R-6	14,130	1,268
American Funds Global Insight Fund, Class R-6	29,637	939
New World Fund, Inc., Class R-6	6,048	657
The New Economy Fund, Class R-6	7,195	657
Total growth funds (cost: $7,353,000)		8,028
Growth-and-income funds 32.40%
American Mutual Fund, Class R-6	25,541	1,643
Capital World Growth and Income Fund, Class R-6	20,113	1,643
Fundamental Investors, Class R-6	15,190	1,573
Washington Mutual Investors Fund, Class R-6	19,981	1,338
The Investment Company of America, Class R-6	13,765	939
International Growth and Income Fund, Class R-6	9,451	469
Total growth-and-income funds (cost: $7,042,000)		7,605
Equity-income funds 7.30%
The Income Fund of America, Class R-6	34,341	939
Capital Income Builder, Class R-6	9,455	774
Total equity-income funds (cost: $1,645,000)		1,713
Balanced funds 10.90%
American Balanced Fund, Class R-6	45,733	1,878
American Funds Global Balanced Fund, Class R-6	16,096	680
Total balanced funds (cost: $2,397,000)		2,558
Fixed income funds 15.20%
U.S. Government Securities Fund, Class R-6	98,789	1,174
American Funds Multi-Sector Income Fund, Class R-6	53,723	502
American Funds Inflation Linked Bond Fund, Class R-6	50,791	484
Capital World Bond Fund, Class R-6	29,506	469
American Funds Mortgage Fund, Class R-6	40,101	352
Intermediate Bond Fund of America, Class R-6	16,860	211
The Bond Fund of America, Class R-6	13,758	155
American Funds Strategic Bond Fund, Class R-6	15,527	141
American Funds Emerging Markets Bond Fund, Class R-6	9,792	80
Total fixed income funds (cost: $3,608,000)		3,568
Total investment securities 100.00% (cost: $22,045,000)		23,472
Other assets less liabilities 0.00%		1
Net assets 100.00%		$23,473

13	American Funds Insurance Series - Target Date Series

American Funds® IS 2040 Target Date Retirement Fund (continued) (formerly American Funds® IS 2040 Target Date Fund)
Investments in affiliates (a)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 34.20%
AMCAP Fund, Class R-6	$1,285	$536	$228	$(7)	$(13)	$1,573	$—	$102
The Growth Fund of America, Class R-6	1,285	386	230	(20)	152	1,573	—	—
New Perspective Fund, Class R-6	1,173	313	210	(9)	94	1,361	—	—
SMALLCAP World Fund, Inc., Class R-6	1,058	289	268	9	180	1,268	—	—
American Funds Global Insight Fund, Class R-6	757	187	97	1	91	939	—	—
New World Fund, Inc., Class R-6	608	142	189	2	94	657	—	—
The New Economy Fund, Class R-6	605	146	226	(4)	136	657	—	—
						8,028
Growth-and-income funds 32.40%
American Mutual Fund, Class R-6	1,323	362	156	(2)	116	1,643	13	—
Capital World Growth and Income Fund, Class R-6	1,325	343	220	(4)	199	1,643	13	—
Fundamental Investors, Class R-6	1,285	351	230	— (b)	167	1,573	7	22
Washington Mutual Investors Fund, Class R-6	1,096	339	127	(2)	32	1,338	9	47
The Investment Company of America, Class R-6	756	208	96	(6)	77	939	5	2
International Growth and Income Fund, Class R-6	380	95	51	2	43	469	4	—
						7,605
Equity-income funds 7.30%
The Income Fund of America, Class R-6	758	244	100	(1)	38	939	12	—
Capital Income Builder, Class R-6	606	199	74	— (b)	43	774	9	—
						1,713
Balanced funds 10.90%
American Balanced Fund, Class R-6	1,515	405	191	(4)	153	1,878	12	—
American Funds Global Balanced Fund, Class R-6	494	209	50	(1)	28	680	7	—
						2,558
Fixed income funds 15.20%
U.S. Government Securities Fund, Class R-6	953	409	165	(2)	(21)	1,174	23	—
American Funds Multi-Sector Income Fund, Class R-6	420	153	64	(1)	(6)	502	14	—
American Funds Inflation Linked Bond Fund, Class R-6	494	154	167	(5)	8	484	—	—
Capital World Bond Fund, Class R-6 (c)	380	151	51	(1)	(10)	469	7	—
American Funds Mortgage Fund, Class R-6	191	201	35	— (b)	(5)	352	6	—
Intermediate Bond Fund of America, Class R-6	114	120	20	— (b)	(3)	211	3	—
The Bond Fund of America, Class R-6	—	167	10	— (b)	(2)	155	2	—
American Funds Strategic Bond Fund, Class R-6	76	81	13	— (b)	(3)	141	3	—
American Funds Emerging Markets Bond Fund, Class R-6	—	85	5	— (b)	— (b)	80	1	—
						3,568
Total 100.00%				$(55)	$1,588	$23,472	$150	$173

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	14

American Funds® IS 2035 Target Date Retirement Fund (formerly American Funds® IS 2035 Target Date Fund)
Investment portfolio June 30, 2026unaudited

Growth funds 21.24%	Shares	Value (000)
AMCAP Fund, Class R-6	50,428	$2,351
The Growth Fund of America, Class R-6	24,751	2,186
American Funds Global Insight Fund, Class R-6	47,348	1,500
SMALLCAP World Fund, Inc., Class R-6	15,306	1,373
New Perspective Fund, Class R-6	14,393	1,090
Total growth funds (cost: $7,667,000)		8,500
Growth-and-income funds 29.86%
Capital World Growth and Income Fund, Class R-6	34,473	2,816
American Mutual Fund, Class R-6	43,512	2,799
Fundamental Investors, Class R-6	19,842	2,055
Washington Mutual Investors Fund, Class R-6	29,898	2,002
The Investment Company of America, Class R-6	21,744	1,483
International Growth and Income Fund, Class R-6	16,086	799
Total growth-and-income funds (cost: $10,701,000)		11,954
Equity-income funds 8.07%
The Income Fund of America, Class R-6	60,096	1,643
Capital Income Builder, Class R-6	19,356	1,586
Total equity-income funds (cost: $3,034,000)		3,229
Balanced funds 12.95%
American Balanced Fund, Class R-6	77,813	3,194
American Funds Global Balanced Fund, Class R-6	47,036	1,989
Total balanced funds (cost: $4,740,000)		5,183
Fixed income funds 27.88%
American Funds Mortgage Fund, Class R-6	227,335	1,996
U.S. Government Securities Fund, Class R-6	168,014	1,996
American Funds Inflation Linked Bond Fund, Class R-6	186,961	1,780
Intermediate Bond Fund of America, Class R-6	114,578	1,436
The Bond Fund of America, Class R-6	97,642	1,099
American Funds Multi-Sector Income Fund, Class R-6	113,530	1,062
American Funds Strategic Bond Fund, Class R-6	94,741	859
Capital World Bond Fund, Class R-6	49,985	795
American Funds Emerging Markets Bond Fund, Class R-6	16,605	135
Total fixed income funds (cost: $11,217,000)		11,158
Total investment securities 100.00% (cost: $37,359,000)		40,024
Other assets less liabilities 0.00%		— (a)
Net assets 100.00%		$40,024

15	American Funds Insurance Series - Target Date Series

American Funds® IS 2035 Target Date Retirement Fund (continued) (formerly American Funds® IS 2035 Target Date Fund)
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 21.24%
AMCAP Fund, Class R-6	$1,254	$1,468	$336	$(10)	$(25)	$2,351	$—	$165
The Growth Fund of America, Class R-6	1,170	1,137	312	(26)	217	2,186	—	—
American Funds Global Insight Fund, Class R-6	794	711	154	1	148	1,500	—	—
SMALLCAP World Fund, Inc., Class R-6	752	691	271	4	197	1,373	—	—
New Perspective Fund, Class R-6	585	554	117	(4)	72	1,090	—	—
						8,500
Growth-and-income funds 29.86%
Capital World Growth and Income Fund, Class R-6	1,462	1,322	296	(6)	334	2,816	22	—
American Mutual Fund, Class R-6	1,462	1,341	202	(2)	200	2,799	22	—
Fundamental Investors, Class R-6	1,128	1,015	307	(1)	220	2,055	9	31
Washington Mutual Investors Fund, Class R-6	1,045	1,040	123	(1)	41	2,002	14	75
The Investment Company of America, Class R-6	794	713	140	(8)	124	1,483	8	4
International Growth and Income Fund, Class R-6	418	371	62	1	71	799	7	—
						11,954
Equity-income funds 8.07%
The Income Fund of America, Class R-6	836	846	95	(2)	58	1,643	21	—
Capital Income Builder, Class R-6	836	772	108	(1)	87	1,586	20	—
						3,229
Balanced funds 12.95%
American Balanced Fund, Class R-6	1,671	1,483	213	(5)	258	3,194	21	—
American Funds Global Balanced Fund, Class R-6	1,045	969	105	(2)	82	1,989	21	—
						5,183
Fixed income funds 27.88%
American Funds Mortgage Fund, Class R-6	1,045	1,177	192	(1)	(33)	1,996	39	—
U.S. Government Securities Fund, Class R-6	1,045	1,180	191	(1)	(37)	1,996	39	—
American Funds Inflation Linked Bond Fund, Class R-6	1,086	1,132	450	(11)	23	1,780	—	—
Intermediate Bond Fund of America, Class R-6	710	863	116	— (a)	(21)	1,436	25	—
The Bond Fund of America, Class R-6	292	878	57	— (a)	(14)	1,099	18	—
American Funds Multi-Sector Income Fund, Class R-6	627	650	201	— (a)	(14)	1,062	31	—
American Funds Strategic Bond Fund, Class R-6	418	521	57	— (a)	(23)	859	17	—
Capital World Bond Fund, Class R-6 (c)	418	445	51	— (a)	(17)	795	12	—
American Funds Emerging Markets Bond Fund, Class R-6	—	138	3	— (a)	— (a)	135	3	—
						11,158
Total 100.00%				$(75)	$1,948	$40,024	$349	$275

(a)	Amount less than one thousand.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	16

American Funds® IS 2030 Target Date Retirement Fund (formerly American Funds® IS 2030 Target Date Fund)
Investment portfolio June 30, 2026unaudited

Growth funds 13.36%	Shares	Value (000)
AMCAP Fund, Class R-6	48,417	$2,258
American Funds Global Insight Fund, Class R-6	44,915	1,423
The Growth Fund of America, Class R-6	15,040	1,328
New Perspective Fund, Class R-6	8,769	664
SMALLCAP World Fund, Inc., Class R-6	7,403	664
Total growth funds (cost: $5,912,000)		6,337
Growth-and-income funds 26.10%
American Mutual Fund, Class R-6	49,399	3,178
Capital World Growth and Income Fund, Class R-6	38,901	3,178
Washington Mutual Investors Fund, Class R-6	35,417	2,371
Fundamental Investors, Class R-6	13,744	1,423
The Investment Company of America, Class R-6	20,861	1,423
International Growth and Income Fund, Class R-6	16,233	806
Total growth-and-income funds (cost: $11,432,000)		12,379
Equity-income funds 9.84%
The Income Fund of America, Class R-6	96,109	2,628
Capital Income Builder, Class R-6	24,896	2,039
Total equity-income funds (cost: $4,482,000)		4,667
Balanced funds 12.70%
American Balanced Fund, Class R-6	92,411	3,795
American Funds Global Balanced Fund, Class R-6	52,713	2,229
Total balanced funds (cost: $5,635,000)		6,024
Fixed income funds 37.99%
The Bond Fund of America, Class R-6	321,817	3,624
American Funds Inflation Linked Bond Fund, Class R-6	295,940	2,817
American Funds Mortgage Fund, Class R-6	286,309	2,514
Intermediate Bond Fund of America, Class R-6	200,622	2,514
U.S. Government Securities Fund, Class R-6	199,622	2,371
American Funds Multi-Sector Income Fund, Class R-6	159,284	1,489
American Funds Strategic Bond Fund, Class R-6	128,642	1,167
Capital World Bond Fund, Class R-6	59,623	948
American High-Income Trust, Class R-6	51,197	503
American Funds Emerging Markets Bond Fund, Class R-6	9,311	76
Total fixed income funds (cost: $18,212,000)		18,023
Total investment securities 99.99% (cost: $45,673,000)		47,430
Other assets less liabilities 0.01%		5
Net assets 100.00%		$47,435

17	American Funds Insurance Series - Target Date Series

American Funds® IS 2030 Target Date Retirement Fund (continued) (formerly American Funds® IS 2030 Target Date Fund)
Investments in affiliates (a)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 13.36%
AMCAP Fund, Class R-6	$2,081	$772	$577	$(12)	$(6)	$2,258	$—	$154
American Funds Global Insight Fund, Class R-6	1,160	241	125	1	146	1,423	—	—
The Growth Fund of America, Class R-6	1,234	301	329	(28)	150	1,328	—	—
New Perspective Fund, Class R-6	618	144	144	(5)	51	664	—	—
SMALLCAP World Fund, Inc., Class R-6	616	123	179	3	101	664	—	—
						6,337
Growth-and-income funds 26.10%
American Mutual Fund, Class R-6	2,622	602	278	(3)	235	3,178	25	—
Capital World Growth and Income Fund, Class R-6	2,629	570	416	(6)	401	3,178	25	—
Washington Mutual Investors Fund, Class R-6	1,927	530	143	(1)	58	2,371	16	87
Fundamental Investors, Class R-6	1,157	260	151	1	156	1,423	6	20
The Investment Company of America, Class R-6	1,158	269	119	(5)	120	1,423	8	3
International Growth and Income Fund, Class R-6	698	136	108	2	78	806	7	—
						12,379
Equity-income funds 9.84%
The Income Fund of America, Class R-6	1,857	884	207	(1)	95	2,628	32	—
Capital Income Builder, Class R-6	1,625	462	163	— (b)	115	2,039	25	—
						4,667
Balanced funds 12.70%
American Balanced Fund, Class R-6	3,094	650	263	(5)	319	3,795	24	—
American Funds Global Balanced Fund, Class R-6	1,861	444	172	(3)	99	2,229	23	—
						6,024
Fixed income funds 37.99%
The Bond Fund of America, Class R-6	2,802	1,201	327	(2)	(50)	3,624	70	—
American Funds Inflation Linked Bond Fund, Class R-6	2,484	774	457	(10)	26	2,817	—	—
American Funds Mortgage Fund, Class R-6	2,025	754	224	(1)	(40)	2,514	49	—
Intermediate Bond Fund of America, Class R-6	2,024	756	229	(1)	(36)	2,514	46	—
U.S. Government Securities Fund, Class R-6	1,946	687	217	(1)	(44)	2,371	46	—
American Funds Multi-Sector Income Fund, Class R-6	1,248	402	141	(1)	(19)	1,489	42	—
American Funds Strategic Bond Fund, Class R-6	854	432	88	— (b)	(31)	1,167	23	—
Capital World Bond Fund, Class R-6 (c)	776	261	69	— (b)	(20)	948	14	—
American High-Income Trust, Class R-6	234	306	33	— (b)	(4)	503	13	—
American Funds Emerging Markets Bond Fund, Class R-6	—	78	2	— (b)	— (b)	76	1	—
						18,023
Total 99.99%				$(78)	$1,900	$47,430	$495	$264

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	18

American Funds® IS 2025 Target Date Retirement Income Fund (formerly American Funds® IS 2025 Target Date Fund)
Investment portfolio June 30, 2026unaudited

Growth funds 4.77%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	21,804	$691
AMCAP Fund, Class R-6	11,306	527
Total growth funds (cost: $1,065,000)		1,218
Growth-and-income funds 23.40%
American Mutual Fund, Class R-6	23,842	1,534
Capital World Growth and Income Fund, Class R-6	17,837	1,457
Washington Mutual Investors Fund, Class R-6	19,089	1,278
Fundamental Investors, Class R-6	7,408	767
The Investment Company of America, Class R-6	11,245	767
International Growth and Income Fund, Class R-6	3,607	179
Total growth-and-income funds (cost: $5,312,000)		5,982
Equity-income funds 14.80%
The Income Fund of America, Class R-6	87,334	2,388
Capital Income Builder, Class R-6	17,027	1,395
Total equity-income funds (cost: $3,546,000)		3,783
Balanced funds 12.00%
American Balanced Fund, Class R-6	49,815	2,045
American Funds Global Balanced Fund, Class R-6	24,191	1,023
Total balanced funds (cost: $2,771,000)		3,068
Fixed income funds 45.03%
The Bond Fund of America, Class R-6	189,410	2,133
American Funds Inflation Linked Bond Fund, Class R-6	196,289	1,869
Intermediate Bond Fund of America, Class R-6	122,573	1,536
American Funds Mortgage Fund, Class R-6	174,737	1,534
U.S. Government Securities Fund, Class R-6	107,649	1,279
American Funds Multi-Sector Income Fund, Class R-6	109,716	1,026
American High-Income Trust, Class R-6	87,287	857
American Funds Strategic Bond Fund, Class R-6	84,283	764
Capital World Bond Fund, Class R-6	32,077	510
Total fixed income funds (cost: $11,550,000)		11,508
Total investment securities 100.00% (cost: $24,244,000)		25,559
Other assets less liabilities 0.00%		— (a)
Net assets 100.00%		$25,559

19	American Funds Insurance Series - Target Date Series

American Funds® IS 2025 Target Date Retirement Income Fund (continued) (continued) (formerly American Funds® IS 2025 Target Date Fund)
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 4.77%
American Funds Global Insight Fund, Class R-6	$671	$94	$152	$5	$73	$691	$—	$—
AMCAP Fund, Class R-6	622	203	295	(6)	3	527	—	38
						1,218
Growth-and-income funds 23.40%
American Mutual Fund, Class R-6	1,435	206	228	— (a)	121	1,534	13	—
Capital World Growth and Income Fund, Class R-6	1,388	245	373	(3)	200	1,457	12	—
Washington Mutual Investors Fund, Class R-6	1,195	231	182	— (a)	34	1,278	10	50
Fundamental Investors, Class R-6	717	112	153	— (a)	91	767	4	12
The Investment Company of America, Class R-6	718	105	121	(6)	71	767	5	2
International Growth and Income Fund, Class R-6	192	27	60	1	19	179	2	—
						5,982
Equity-income funds 14.80%
The Income Fund of America, Class R-6	2,109	456	280	(1)	105	2,388	32	—
Capital Income Builder, Class R-6	1,246	236	173	2	84	1,395	18	—
						3,783
Balanced funds 12.00%
American Balanced Fund, Class R-6	1,917	234	289	(1)	184	2,045	14	—
American Funds Global Balanced Fund, Class R-6	960	134	120	— (a)	49	1,023	11	—
						3,068
Fixed income funds 45.03%
The Bond Fund of America, Class R-6	1,930	437	201	(1)	(32)	2,133	45	—
American Funds Inflation Linked Bond Fund, Class R-6	1,924	310	378	(8)	21	1,869	—	—
Intermediate Bond Fund of America, Class R-6	1,447	260	147	(1)	(23)	1,536	31	—
American Funds Mortgage Fund, Class R-6	1,448	262	148	(1)	(27)	1,534	33	—
U.S. Government Securities Fund, Class R-6	1,206	215	116	(1)	(25)	1,279	27	—
American Funds Multi-Sector Income Fund, Class R-6	967	172	99	— (a)	(14)	1,026	32	—
American High-Income Trust, Class R-6	726	218	79	— (a)	(8)	857	27	—
American Funds Strategic Bond Fund, Class R-6	721	135	69	(1)	(22)	764	16	—
Capital World Bond Fund, Class R-6 (c)	481	90	50	— (a)	(11)	510	7	—
						11,508
Total 100.00%				$(22)	$893	$25,559	$339	$102

(a)	Amount less than one thousand.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	20

American Funds® IS 2020 Target Date Retirement Income Fund (formerly American Funds® IS 2020 Target Date Fund)
Investment portfolio June 30, 2026unaudited

Growth funds 1.94%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	18,167	$575
AMCAP Fund, Class R-6	4,761	222
Total growth funds (cost: $658,000)		797
Growth-and-income funds 21.41%
American Mutual Fund, Class R-6	38,341	2,467
Capital World Growth and Income Fund, Class R-6	25,161	2,055
Washington Mutual Investors Fund, Class R-6	28,854	1,932
The Investment Company of America, Class R-6	18,080	1,233
Fundamental Investors, Class R-6	10,721	1,110
Total growth-and-income funds (cost: $7,821,000)		8,797
Equity-income funds 18.65%
The Income Fund of America, Class R-6	184,943	5,058
Capital Income Builder, Class R-6	31,815	2,606
Total equity-income funds (cost: $7,205,000)		7,664
Balanced funds 11.68%
American Balanced Fund, Class R-6	76,891	3,157
American Funds Global Balanced Fund, Class R-6	38,882	1,644
Total balanced funds (cost: $4,352,000)		4,801
Fixed income funds 46.36%
The Bond Fund of America, Class R-6	315,432	3,552
American Funds Inflation Linked Bond Fund, Class R-6	316,950	3,017
Intermediate Bond Fund of America, Class R-6	226,375	2,836
American Funds Mortgage Fund, Class R-6	280,923	2,467
American Funds Multi-Sector Income Fund, Class R-6	175,865	1,644
U.S. Government Securities Fund, Class R-6	121,111	1,439
American Funds Strategic Bond Fund, Class R-6	149,568	1,357
American High-Income Trust, Class R-6	132,284	1,299
Capital World Bond Fund, Class R-6	51,676	822
Short-Term Bond Fund of America, Class R-6	64,908	617
Total fixed income funds (cost: $19,247,000)		19,050
Total investment securities 100.04% (cost: $39,283,000)		41,109
Other assets less liabilities (0.04)%		(18)
Net assets 100.00%		$41,091

21	American Funds Insurance Series - Target Date Series

American Funds® IS 2020 Target Date Retirement Income Fund (continued) (continued) (formerly American Funds® IS 2020 Target Date Fund)
Investments in affiliates (a)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 1.94%
American Funds Global Insight Fund, Class R-6	$522	$98	$105	$2	$58	$575	$—	$—
AMCAP Fund, Class R-6	260	88	125	(1)	— (b)	222	—	14
						797
Growth-and-income funds 21.41%
American Mutual Fund, Class R-6	1,956	502	163	(1)	173	2,467	19	—
Capital World Growth and Income Fund, Class R-6	1,632	458	285	(1)	251	2,055	16	—
Washington Mutual Investors Fund, Class R-6	1,563	474	150	(1)	46	1,932	13	68
The Investment Company of America, Class R-6	978	270	112	(6)	103	1,233	7	3
Fundamental Investors, Class R-6	912	237	161	3	119	1,110	5	16
						8,797
Equity-income funds 18.65%
The Income Fund of America, Class R-6	3,984	1,078	195	(1)	192	5,058	64	—
Capital Income Builder, Class R-6	1,960	614	108	1	139	2,606	31	—
						7,664
Balanced funds 11.68%
American Balanced Fund, Class R-6	2,547	571	217	(2)	258	3,157	20	—
American Funds Global Balanced Fund, Class R-6	1,309	336	70	— (b)	69	1,644	17	—
						4,801
Fixed income funds 46.36%
The Bond Fund of America, Class R-6	2,695	1,115	205	(4)	(49)	3,552	68	—
American Funds Inflation Linked Bond Fund, Class R-6	2,621	780	401	(6)	23	3,017	—	—
Intermediate Bond Fund of America, Class R-6	2,169	879	169	(1)	(42)	2,836	51	—
American Funds Mortgage Fund, Class R-6	1,973	681	145	(2)	(40)	2,467	48	—
American Funds Multi-Sector Income Fund, Class R-6	1,317	426	77	— (b)	(22)	1,644	46	—
U.S. Government Securities Fund, Class R-6	1,315	391	238	(6)	(23)	1,439	29	—
American Funds Strategic Bond Fund, Class R-6	1,049	389	43	— (b)	(38)	1,357	27	—
American High-Income Trust, Class R-6	989	384	62	— (b)	(12)	1,299	37	—
Capital World Bond Fund, Class R-6 (c)	655	212	28	— (b)	(17)	822	11	—
Short-Term Bond Fund of America, Class R-6	329	333	39	— (b)	(6)	617	10	—
						19,050
Total 100.04%				$(26)	$1,182	$41,109	$519	$101

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	22

American Funds® IS 2015 Target Date Retirement Income Fund (formerly American Funds® IS 2015 Target Date Fund)
Investment portfolio June 30, 2026unaudited

Growth-and-income funds 18.99%	Shares	Value (000)
American Mutual Fund, Class R-6	128,753	$8,283
Capital World Growth and Income Fund, Class R-6	77,607	6,340
Washington Mutual Investors Fund, Class R-6	87,167	5,837
The Investment Company of America, Class R-6	63,672	4,343
Fundamental Investors, Class R-6	24,075	2,492
Total growth-and-income funds (cost: $21,773,000)		27,295
Equity-income funds 20.90%
The Income Fund of America, Class R-6	759,544	20,766
Capital Income Builder, Class R-6	113,360	9,286
Total equity-income funds (cost: $26,842,000)		30,052
Balanced funds 10.49%
American Balanced Fund, Class R-6	247,695	10,170
American Funds Global Balanced Fund, Class R-6	116,113	4,911
Total balanced funds (cost: $12,655,000)		15,081
Fixed income funds 49.70%
Intermediate Bond Fund of America, Class R-6	1,116,344	13,988
The Bond Fund of America, Class R-6	1,229,944	13,849
American Funds Inflation Linked Bond Fund, Class R-6	1,051,650	10,012
American Funds Mortgage Fund, Class R-6	1,032,166	9,062
Short-Term Bond Fund of America, Class R-6	889,366	8,449
American Funds Strategic Bond Fund, Class R-6	631,377	5,726
American Funds Multi-Sector Income Fund, Class R-6	569,755	5,327
American High-Income Trust, Class R-6	308,632	3,031
Capital World Bond Fund, Class R-6	126,125	2,007
Total fixed income funds (cost: $72,377,000)		71,451
Total investment securities 100.08% (cost: $133,647,000)		143,879
Other assets less liabilities (0.08)%		(117)
Net assets 100.00%		$143,762

23	American Funds Insurance Series - Target Date Series

American Funds® IS 2015 Target Date Retirement Income Fund (continued) (continued) (formerly American Funds® IS 2015 Target Date Fund)
Investments in affiliates (a)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 18.99%
American Mutual Fund, Class R-6	$7,925	$463	$749	$6	$638	$8,283	$71	$—
Capital World Growth and Income Fund, Class R-6	6,315	498	1,344	77	794	6,340	54	—
Washington Mutual Investors Fund, Class R-6	5,475	645	439	1	155	5,837	43	218
The Investment Company of America, Class R-6	4,131	385	553	6	374	4,343	27	11
Fundamental Investors, Class R-6	2,501	202	514	32	271	2,492	12	37
						27,295
Equity-income funds 20.90%
The Income Fund of America, Class R-6	19,123	1,245	501	(4)	903	20,766	285	—
Capital Income Builder, Class R-6	8,493	564	341	2	568	9,286	123	—
						30,052
Balanced funds 10.49%
American Balanced Fund, Class R-6	9,674	447	860	15	894	10,170	71	—
American Funds Global Balanced Fund, Class R-6	4,954	180	461	— (b)	238	4,911	55	—
						15,081
Fixed income funds 49.70%
Intermediate Bond Fund of America, Class R-6	12,940	1,720	440	(3)	(229)	13,988	285	—
The Bond Fund of America, Class R-6	12,665	1,801	387	(3)	(227)	13,849	300	—
American Funds Inflation Linked Bond Fund, Class R-6	10,712	505	1,275	(68)	138	10,012	—	—
American Funds Mortgage Fund, Class R-6	8,543	886	193	(3)	(171)	9,062	195	—
Short-Term Bond Fund of America, Class R-6	7,719	1,130	286	(2)	(112)	8,449	164	—
American Funds Strategic Bond Fund, Class R-6	5,486	438	22	— (b)	(176)	5,726	123	—
American Funds Multi-Sector Income Fund, Class R-6	5,239	382	213	(2)	(79)	5,327	168	—
American High-Income Trust, Class R-6	3,308	225	470	(3)	(29)	3,031	104	—
Capital World Bond Fund, Class R-6 (c)	2,185	131	272	(22)	(15)	2,007	20	—
						71,451
Total 100.08%				$29	$3,935	$143,879	$2,100	$266

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	24

American Funds® IS 2010 Target Date Retirement Income Fund (formerly American Funds® IS 2010 Target Date Fund)
Investment portfolio June 30, 2026unaudited

Growth-and-income funds 14.77%	Shares	Value (000)
American Mutual Fund, Class R-6	398,188	$25,616
Washington Mutual Investors Fund, Class R-6	326,242	21,845
Capital World Growth and Income Fund, Class R-6	178,044	14,544
The Investment Company of America, Class R-6	200,718	13,691
Fundamental Investors, Class R-6	36,709	3,801
Total growth-and-income funds (cost: $54,076,000)		79,497
Equity-income funds 25.26%
The Income Fund of America, Class R-6	3,593,511	98,247
Capital Income Builder, Class R-6	460,196	37,699
Total equity-income funds (cost: $111,589,000)		135,946
Balanced funds 8.29%
American Balanced Fund, Class R-6	903,063	37,080
American Funds Global Balanced Fund, Class R-6	178,588	7,552
Total balanced funds (cost: $33,288,000)		44,632
Fixed income funds 51.76%
Intermediate Bond Fund of America, Class R-6	5,264,648	65,966
The Bond Fund of America, Class R-6	5,155,804	58,054
Short-Term Bond Fund of America, Class R-6	5,042,830	47,907
American Funds Mortgage Fund, Class R-6	4,647,460	40,805
American Funds Inflation Linked Bond Fund, Class R-6	3,399,319	32,361
American Funds Strategic Bond Fund, Class R-6	2,442,739	22,156
American Funds Multi-Sector Income Fund, Class R-6	1,212,306	11,335
Total fixed income funds (cost: $293,185,000)		278,584
Total investment securities 100.08% (cost: $492,138,000)		538,659
Other assets less liabilities (0.08)%		(449)
Net assets 100.00%		$538,210

25	American Funds Insurance Series - Target Date Series

American Funds® IS 2010 Target Date Retirement Income Fund (continued) (continued) (formerly American Funds® IS 2010 Target Date Fund)
Investments in affiliates (a)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 14.77%
American Mutual Fund, Class R-6	$26,905	$223	$3,562	$404	$1,646	$25,616	$223	$—
Washington Mutual Investors Fund, Class R-6	22,424	985	2,169	168	437	21,845	165	821
Capital World Growth and Income Fund, Class R-6	15,740	126	3,368	553	1,493	14,544	126	—
The Investment Company of America, Class R-6	15,725	121	3,413	643	615	13,691	87	34
Fundamental Investors, Class R-6	4,529	76	1,302	438	60	3,801	19	56
						79,497
Equity-income funds 25.26%
The Income Fund of America, Class R-6	102,196	1,480	10,194	466	4,299	98,247	1,383	—
Capital Income Builder, Class R-6	39,391	513	4,725	444	2,076	37,699	513	—
						135,946
Balanced funds 8.29%
American Balanced Fund, Class R-6	39,392	265	6,041	707	2,757	37,080	265	—
American Funds Global Balanced Fund, Class R-6	9,115	88	2,061	200	210	7,552	88	—
						44,632
Fixed income funds 51.76%
Intermediate Bond Fund of America, Class R-6	64,231	7,060	4,217	(257)	(851)	65,966	1,367	—
The Bond Fund of America, Class R-6	57,481	5,347	3,790	(316)	(668)	58,054	1,280	—
Short-Term Bond Fund of America, Class R-6	47,703	4,082	3,216	(109)	(553)	47,907	963	—
American Funds Mortgage Fund, Class R-6	41,745	2,548	2,688	(272)	(528)	40,805	907	—
American Funds Inflation Linked Bond Fund, Class R-6	38,226	—	6,114	(731)	980	32,361	—	—
American Funds Strategic Bond Fund, Class R-6	23,714	509	1,384	(113)	(570)	22,156	484	—
American Funds Multi-Sector Income Fund, Class R-6	13,626	386	2,494	53	(236)	11,335	387	—
American High-Income Trust, Class R-6 (b)	114	—	114	21	(21)	—	— (c)	—
Capital World Bond Fund, Class R-6 (b)(d)	113	—	115	5	(3)	—	(2)	—
						278,584
Total 100.08%				$2,304	$11,143	$538,659	$8,255	$911

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Affiliated issuer during the reporting period but no longer held at 6/30/2026.
(c)	Amount less than one thousand.
(d)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	26

Financial statements unaudited
Statements of assets and liabilities at June 30, 2026
(dollars and shares in thousands, except per-share amounts)

		IS 2070 Fund	IS 2065 Fund	IS 2060 Fund	IS 2055 Fund	IS 2050 Fund
	Assets:
	Investment securities of affiliated issuers, at value	$1,969	$698	$1,312	$10,224	$14,820
	Receivables for:
	Sales of investments	—	—	—	—	—
	Sales of fund’s shares	3	21	14	656	23
	Dividends and capital gain distributions	1	— *	— *	2	3
	Total assets	1,973	719	1,326	10,882	14,846
	Liabilities:
	Payables for:
	Purchases of investments	1	21	14	654	17
	Repurchases of fund’s shares	— *	— *	— *	— *	— *
	Insurance administrative fees	—	— *	— *	—	— *
	Services provided by related parties	— *	— *	— *	— *	— *
	Trustees’ deferred compensation	—	—	—	—	— *
	Total liabilities	1	21	14	654	17
	Commitments and contingencies†
	Net assets at June 30, 2026	$1,972	$698	$1,312	$10,228	$14,829
	Net assets consist of:
	Capital paid in on shares of beneficial interest	$1,802	$633	$1,184	$8,860	$12,826
	Total distributable earnings (accumulated loss)	170	65	128	1,368	2,003
	Net assets at June 30, 2026	$1,972	$698	$1,312	$10,228	$14,829
	Investment securities from affiliated issuers, at cost	$1,826	$641	$1,201	$8,975	$13,008

	Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$1,927	$629	$1,211	$10,174	$14,760
	Shares outstanding	143	41	78	640	957
	Net asset value per share	$13.52	$15.32	$15.52	$15.90	$15.43
Class 1A:	Net assets	$15	$17	$17	$18	$18
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$13.52	$15.32	$15.52	$15.90	$15.43
Class 2:	Net assets	$15	$18	$18	$18	$18
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$13.51	$15.32	$15.53	$15.90	$15.43
Class 4:	Net assets	$15	$34	$66	$18	$33
	Shares outstanding	1	3	4	1	2
	Net asset value per share	$13.52	$15.32	$15.51	$15.90	$15.42

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

27	American Funds Insurance Series - Target Date Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars and shares in thousands, except per-share amounts)

		IS 2045 Fund	IS 2040 Fund	IS 2035 Fund	IS 2030 Fund	IS 2025 Fund
	Assets:
	Investment securities of affiliated issuers, at value	$20,857	$23,472	$40,024	$47,430	$25,559
	Receivables for:
	Sales of investments	—	—	—	—	44
	Sales of fund’s shares	19	1,820	28	932	19
	Dividends and capital gain distributions	5	9	30	49	35
	Total assets	20,881	25,301	40,082	48,411	25,657
	Liabilities:
	Payables for:
	Purchases of investments	21	1,827	57	976	34
	Repurchases of fund’s shares	— *	— *	— *	— *	62
	Insurance administrative fees	— *	1	1	— *	2
	Services provided by related parties	— *	— *	— *	— *	— *
	Trustees’ deferred compensation	— *	— *	— *	— *	— *
	Total liabilities	21	1,828	58	976	98
	Commitments and contingencies†
	Net assets at June 30, 2026	$20,860	$23,473	$40,024	$47,435	$25,559
	Net assets consist of:
	Capital paid in on shares of beneficial interest	$18,074	$21,794	$36,847	$45,034	$23,851
	Total distributable earnings (accumulated loss)	2,786	1,679	3,177	2,401	1,708
	Net assets at June 30, 2026	$20,860	$23,473	$40,024	$47,435	$25,559
	Investment securities from affiliated issuers, at cost	$18,225	$22,045	$37,359	$45,673	$24,244

	Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$20,795	$22,231	$38,627	$46,835	$22,966
	Shares outstanding	1,351	1,460	2,702	3,283	1,697
	Net asset value per share	$15.40	$15.22	$14.30	$14.27	$13.54
Class 1A:	Net assets	$17	$17	$19	$17	$17
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$15.40	$15.22	$14.30	$14.27	$13.54
Class 2:	Net assets	$18	$17	$19	$18	$17
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$15.40	$15.22	$14.30	$14.27	$13.54
Class 4:	Net assets	$30	$1,208	$1,359	$565	$2,559
	Shares outstanding	2	80	96	40	191
	Net asset value per share	$15.39	$15.16	$14.19	$14.19	$13.42

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	28

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars and shares in thousands, except per-share amounts)

		IS 2020 Fund	IS 2015 Fund	IS 2010 Fund
	Assets:
	Investment securities of affiliated issuers, at value	$41,109	$143,879	$538,659
	Receivables for:
	Sales of investments	— *	26	83
	Sales of fund’s shares	2,715	—	—
	Dividends and capital gain distributions	52	207	819
	Total assets	43,876	144,112	539,561
	Liabilities:
	Payables for:
	Purchases of investments	2,766	207	819
	Repurchases of fund’s shares	1	26	84
	Insurance administrative fees	14	89	335
	Services provided by related parties	4	27	109
	Trustees’ deferred compensation	— *	1	4
	Total liabilities	2,785	350	1,351
	Commitments and contingencies†
	Net assets at June 30, 2026	$41,091	$143,762	$538,210
	Net assets consist of:
	Capital paid in on shares of beneficial interest	$38,811	$131,802	$482,517
	Total distributable earnings (accumulated loss)	2,280	11,960	55,693
	Net assets at June 30, 2026	$41,091	$143,762	$538,210
	Investment securities from affiliated issuers, at cost	$39,283	$133,647	$492,138

	Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$18,300	$44	$17
	Shares outstanding	1,410	4	1
	Net asset value per share	$12.98	$12.45	$11.83
Class 1A:	Net assets	$16	$16	$15
	Shares outstanding	1	1	1
	Net asset value per share	$12.98	$12.44	$11.83
Class 2:	Net assets	$16	$15	$15
	Shares outstanding	1	1	1
	Net asset value per share	$12.98	$12.44	$11.83
Class 4:	Net assets	$22,759	$143,687	$538,163
	Shares outstanding	1,775	11,684	45,923
	Net asset value per share	$12.82	$12.30	$11.72
*
Amount less than one thousand.
†
Refer to Note 7 for further information on expense recoupment.

Refer to the notes to financial statements.

29	American Funds Insurance Series - Target Date Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2026
(dollars in thousands)

	IS 2070 Fund	IS 2065 Fund	IS 2060 Fund	IS 2055 Fund	IS 2050 Fund
Investment income:
Income:
Dividends from affiliated issuers	$8	$3	$5	$41	$70
Fees and expenses*:
Distribution services	— †	— †	— †	— †	— †
Insurance administrative services	—	— †	— †	— †	— †
Transfer agent services	— †	— †	— †	— †	— †
Reports to shareholders	— †	— †	— †	1	1
Registration statement and prospectus	— †	— †	— †	1	2
Trustees’ compensation	— †	— †	— †	— †	— †
Auditing and legal	— †	— †	— †	1	1
Custodian	— †	— †	— †	— †	— †
Other	— †	— †	— †	— †	— †
Total fees and expenses before waivers and/or reimbursements	— †	— †	— †	3	4
Less waivers and/or reimbursements of fees and expenses:
Miscellaneous fee reimbursements	— †	—	—	1	1
Total fees and expenses after waivers and/or reimbursements	— †	— †	— †	2	3
Net investment income	8	3	5	39	67
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on investments in affiliated issuers	(1)	(1)	— †	(11)	(8)
Capital gain distributions received from affiliated issuers	20	7	13	99	151
	19	6	13	88	143
Net unrealized appreciation (depreciation) on investments in affiliated issuers£	156	50	110	779	1,223
Net realized gain (loss) and unrealized appreciation (depreciation)	175	56	123	867	1,366
Net increase (decrease) in net assets resulting from operations	$183	$59	$128	$906	$1,433

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	30

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2026  (continued)
(dollars in thousands)

	IS 2045 Fund	IS 2040 Fund	IS 2035 Fund	IS 2030 Fund	IS 2025 Fund
Investment income:
Income:
Dividends from affiliated issuers	$115	$150	$349	$495	$339
Fees and expenses*:
Distribution services	— †	1	2	1	4
Insurance administrative services	— †	1	2	1	3
Transfer agent services	— †	— †	— †	— †	— †
Reports to shareholders	2	2	3	4	3
Registration statement and prospectus	2	3	2	5	3
Trustees’ compensation	— †	— †	— †	— †	— †
Auditing and legal	2	2	3	4	2
Custodian	1	— †	1	1	1
Other	— †	— †	— †	— †	— †
Total fees and expenses before waivers and/or reimbursements	7	9	13	16	16
Less waivers and/or reimbursements of fees and expenses:
Miscellaneous fee reimbursements	2	— †	1	1	2
Total fees and expenses after waivers and/or reimbursements	5	9	12	15	14
Net investment income	110	141	337	480	325
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on investments in affiliated issuers	(141)	(55)	(75)	(78)	(22)
Capital gain distributions received from affiliated issuers	196	173	275	264	102
	55	118	200	186	80
Net unrealized appreciation (depreciation) on investments in affiliated issuers£	1,698	1,588	1,948	1,900	893
Net realized gain (loss) and unrealized appreciation (depreciation)	1,753	1,706	2,148	2,086	973
Net increase (decrease) in net assets resulting from operations	$1,863	$1,847	$2,485	$2,566	$1,298

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

31	American Funds Insurance Series - Target Date Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2026  (continued)
(dollars in thousands)

	IS 2020 Fund	IS 2015 Fund	IS 2010 Fund
Investment income:
Income:
Dividends from affiliated issuers	$519	$2,100	$8,255
Fees and expenses*:
Distribution services	26	177	684
Insurance administrative services	26	177	684
Transfer agent services	— †	— †	— †
Reports to shareholders	4	15	57
Registration statement and prospectus	3	9	6
Trustees’ compensation	— †	— †	2
Auditing and legal	3	13	52
Custodian	1	5	21
Other	— †	— †	— †
Total fees and expenses before waivers and/or reimbursements	63	396	1,506
Less waivers and/or reimbursements of fees and expenses:
Miscellaneous fee reimbursements	2	8	51
Total fees and expenses after waivers and/or reimbursements	61	388	1,455
Net investment income	458	1,712	6,800
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on investments in affiliated issuers	(26)	29	2,304
Capital gain distributions received from affiliated issuers	101	266	911
	75	295	3,215
Net unrealized appreciation (depreciation) on investments in affiliated issuers£	1,182	3,935	11,143
Net realized gain (loss) and unrealized appreciation (depreciation)	1,257	4,230	14,358
Net increase (decrease) in net assets resulting from operations	$1,715	$5,942	$21,158
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	32

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	IS 2070 Fund		IS 2065 Fund		IS 2060 Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026*	2025	2026*	2025	2026*	2025
Operations:
Net investment income (loss)	$8	$13	$3	$3	$5	$7
Net realized gain (loss)	19	76	6	15	13	41
Net unrealized appreciation (depreciation)	156	(12)	50	— †	110	(1)
Net increase in net assets resulting from operations	183	77	59	18	128	47
Distributions paid to shareholders	(86)	(7)	(15)	(5)	(48)	(7)
Net capital share transactions	484	1,233	291	298	448	609
Total increase in net assets	581	1,303	335	311	528	649
Net assets:
Beginning of period	1,391	88	363	52	784	135
End of period	$1,972	$1,391	$698	$363	$1,312	$784

	IS 2055 Fund		IS 2050 Fund		IS 2045 Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026*	2025	2026*	2025	2026*	2025
Operations:
Net investment income (loss)	$39	$89	$67	$154	$110	$231
Net realized gain (loss)	88	432	143	720	55	973
Net unrealized appreciation (depreciation)	779	468	1,223	583	1,698	928
Net increase in net assets resulting from operations	906	989	1,433	1,457	1,863	2,132
Distributions paid to shareholders	(488)	(47)	(825)	(71)	(1,117)	(101)
Net capital share transactions	3,346	5,369	2,845	9,937	3,506	13,284
Total increase in net assets	3,764	6,311	3,453	11,323	4,252	15,315
Net assets:
Beginning of period	6,464	153	11,376	53	16,608	1,293
End of period	$10,228	$6,464	$14,829	$11,376	$20,860	$16,608

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

33	American Funds Insurance Series - Target Date Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	IS 2040 Fund		IS 2035 Fund		IS 2030 Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026*	2025	2026*	2025	2026*	2025
Operations:
Net investment income (loss)	$141	$203	$337	$386	$480	$555
Net realized gain (loss)	118	926	200	1,133	186	1,166
Net unrealized appreciation (depreciation)	1,588	(164)	1,948	538	1,900	(120)
Net increase in net assets resulting from operations	1,847	965	2,485	2,057	2,566	1,601
Distributions paid to shareholders	(1,087)	(60)	(1,342)	(373)	(1,540)	(256)
Net capital share transactions	3,810	17,722	18,112	17,859	7,701	35,734
Total increase in net assets	4,570	18,627	19,255	19,543	8,727	37,079
Net assets:
Beginning of period	18,903	276	20,769	1,226	38,708	1,629
End of period	$23,473	$18,903	$40,024	$20,769	$47,435	$38,708

	IS 2025 Fund		IS 2020 Fund		IS 2015 Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026*	2025	2026*	2025	2026*	2025
Operations:
Net investment income (loss)	$325	$512	$458	$660	$1,712	$3,472
Net realized gain (loss)	80	680	75	957	295	3,980
Net unrealized appreciation (depreciation)	893	388	1,182	717	3,935	5,671
Net increase in net assets resulting from operations	1,298	1,580	1,715	2,334	5,942	13,123
Distributions paid to shareholders	(940)	(334)	(1,331)	(616)	(5,553)	(4,192)
Net capital share transactions	1,170	19,637	7,987	20,246	6,100	53,120
Total increase in net assets	1,528	20,883	8,371	21,964	6,489	62,051
Net assets:
Beginning of period	24,031	3,148	32,720	10,756	137,273	75,222
End of period	$25,559	$24,031	$41,091	$32,720	$143,762	$137,273

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	34

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	IS 2010 Fund
	Six months ended June 30,	Year ended December 31,
	2026*	2025
Operations:
Net investment income (loss)	$6,800	$17,064
Net realized gain (loss)	3,215	19,824
Net unrealized appreciation (depreciation)	11,143	29,895
Net increase in net assets resulting from operations	21,158	66,783
Distributions paid to shareholders	(25,426)	(28,820)
Net capital share transactions	(19,411)	(43,376)
Total decrease in net assets	(23,679)	(5,413)
Net assets:
Beginning of period	561,889	567,302
End of period	$538,210	$561,889
*
Unaudited.
†
Amount less than one thousand.
Refer to the notes to financial statements.

35	American Funds Insurance Series - Target Date Series

Notes to financial statementsunaudited
1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The series consists of different funds, including the American Funds Insurance Series — Target Date Series funds (the "funds") covered in this report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser.
Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.
Each fund in the American Funds Insurance Series — Target Date Series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. CRMC is also the investment adviser of the underlying funds.
Each fund offers four share classes (Classes 1, 1A, 2 and 4). Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the funds’ portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.
Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series - Target Date Series	36

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions paid to shareholders are recorded on each fund’s ex-dividend date.
3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of June 30, 2026, all of the investment securities held by each fund were classified as Level 1.
4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below. Not all of the risks listed below necessarily apply to each fund.
Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause each fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk each fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

37	American Funds Insurance Series - Target Date Series

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as a fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.
Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in each fund and the applicable underlying funds, as described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. The value of the underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

American Funds Insurance Series - Target Date Series	38

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting, and recordkeeping requirements, and may be more difficult value than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds, which could impact the liquidity of the funds’ portfolios. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.
Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as "junk bonds"), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

39	American Funds Insurance Series - Target Date Series

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

American Funds Insurance Series - Target Date Series	40

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments,there are heightened risks associated with rising interest rates.
Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2026, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statement of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

41	American Funds Insurance Series - Target Date Series

Additional tax basis disclosures for each fund are as follows (dollars in thousands):
	IS 2070 Fund	IS 2065 Fund	IS 2060 Fund	IS 2055 Fund	IS 2050 Fund	IS 2045 Fund
As of December 31, 2025
Undistributed ordinary income	$10	$—	$6	$81	$162	$162
Undistributed long-term capital gains	76	15	42	407	663	955
As of June 30, 2026
Gross unrealized appreciation on investments	145	56	111	1,231	1,779	2,593
Gross unrealized depreciation on investments	(4)	(1)	(1)	(1)	(2)	(7)
Net unrealized appreciation (depreciation) on investments	141	55	110	1,230	1,777	2,586
Cost of investments	1,828	643	1,202	8,994	13,043	18,271

	IS 2040 Fund	IS 2035 Fund	IS 2030 Fund	IS 2025 Fund	IS 2020 Fund	IS 2015 Fund
As of December 31, 2025
Undistributed ordinary income	$171	$435	$355	$276	$373	$1,523
Undistributed long-term capital gains	914	907	1,185	664	958	4,028
As of June 30, 2026
Gross unrealized appreciation on investments	1,464	2,639	1,911	1,331	1,990	11,145
Gross unrealized depreciation on investments	(78)	(85)	(248)	(59)	(271)	(1,144)
Net unrealized appreciation (depreciation) on investments	1,386	2,554	1,663	1,272	1,719	10,001
Cost of investments	22,086	37,470	45,767	24,287	39,390	133,878

IS 2010 Fund
As of December 31, 2025
Undistributed ordinary income	$6,370
Undistributed long-term capital gains	19,047
As of June 30, 2026
Gross unrealized appreciation on investments	61,101
Gross unrealized depreciation on investments	(15,234)
Net unrealized appreciation (depreciation) on investments	45,867
Cost of investments	492,792

American Funds Insurance Series - Target Date Series	42

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
IS 2070 Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$10	$74	$84	$3	$3	$6
Class 1A	— *	— *	— *	— *	1	1
Class 2	— *	1	1	— *	— *	— *
Class 4	— *	1	1	— *	— *	— *
Total	$10	$76	$86	$3	$4	$7
IS 2065 Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$— *	$13	$13	$2	$2	$4
Class 1A	— *	1	1	— *	— *	— *
Class 2	— *	— *	— *	— *	— *	— *
Class 4	— *	1	1	— *	1	1
Total	$— *	$15	$15	$2	$3	$5
IS 2060 Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$5	$39	$44	$1	$5	$6
Class 1A	— *	— *	— *	— *	1	1
Class 2	— *	1	1	— *	— *	— *
Class 4	1	2	3	— *	— *	— *
Total	$6	$42	$48	$1	$6	$7
IS 2055 Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$81	$405	$486	$40	$7	$47
Class 1A	— *	— *	— *	— *	— *	— *
Class 2	— *	1	1	— *	— *	— *
Class 4	— *	1	1	— *	— *	— *
Total	$81	$407	$488	$40	$7	$47
Refer to the end of the table(s) for footnote(s).

43	American Funds Insurance Series - Target Date Series

IS 2050 Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$162	$660	$822	$68	$3	$71
Class 1A	— *	1	1	— *	— *	— *
Class 2	— *	1	1	— *	— *	— *
Class 4	— *	1	1	— *	— *	— *
Total	$162	$663	$825	$68	$3	$71
IS 2045 Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$162	$952	$1,114	$98	$3	$101
Class 1A	— *	1	1	— *	— *	— *
Class 2	— *	1	1	— *	— *	— *
Class 4	— *	1	1	— *	— *	— *
Total	$162	$955	$1,117	$98	$3	$101
IS 2040 Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$162	$862	$1,024	$49	$10	$59
Class 1A	— *	1	1	— *	— *	— *
Class 2	— *	1	1	— *	— *	— *
Class 4	10	51	61	—	1	1
Total	$172	$915	$1,087	$49	$11	$60
IS 2035 Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$421	$875	$1,296	$296	$56	$352
Class 1A	— *	1	1	— *	— *	— *
Class 2	— *	— *	— *	— *	— *	— *
Class 4	14	31	45	16	5	21
Total	$435	$907	$1,342	$312	$61	$373
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series - Target Date Series	44

IS 2030 Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$351	$1,169	$1,520	$212	$41	$253
Class 1A	— *	1	1	— *	— *	— *
Class 2	— *	— *	— *	— *	— *	— *
Class 4	4	15	19	1	2	3
Total	$355	$1,185	$1,540	$213	$43	$256
IS 2025 Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$248	$593	$841	$264	$38	$302
Class 1A	— *	1	1	— *	— *	— *
Class 2	— *	— *	— *	— *	— *	— *
Class 4	28	70	98	23	9	32
Total	$276	$664	$940	$287	$47	$334
IS 2020 Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$157	$386	$543	$188	$43	$231
Class 1A	— *	— *	— *	— *	— *	— *
Class 2	— *	— *	— *	— *	— *	— *
Class 4	216	572	788	227	158	385
Total	$373	$958	$1,331	$415	$201	$616
IS 2015 Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1	$1	$2	$1	$— *	$1
Class 1A	— *	1	1	1	— *	1
Class 2	— *	— *	— *	— *	— *	— *
Class 4	1,524	4,026	5,550	2,745	1,445	4,190
Total	$1,525	$4,028	$5,553	$2,747	$1,445	$4,192
Refer to the end of the table(s) for footnote(s).

45	American Funds Insurance Series - Target Date Series

IS 2010 Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1	$1	$2	$1	$1	$2
Class 1A	— *	— *	— *	— *	— *	— *
Class 2	— *	1	1	— *	— *	— *
Class 4	6,377	19,046	25,423	17,017	11,801	28,818
Total	$6,378	$19,048	$25,426	$17,018	$11,802	$28,820
*
Amount less than one thousand.
6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. CRMC receives investment advisory fees from the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments are based on an annualized percentage of average net assets as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.
Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 4	0.25	0.25
Insurance administrative services — The series has an insurance administrative services plan for Class 1A and 4 shares. Under the plan, each share class pays 0.25% of each insurance company’s respective average daily net assets to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.
Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to the funds. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

American Funds Insurance Series - Target Date Series	46

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. Currently CRMC receives an administrative services fee at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Class-specific expenses under the agreements described above were as follows (dollars in thousands):
IS 2070 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	— *	Not applicable
Class 4	—	—
Total class-specific expenses	$— *	$—
IS 2065 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	— *	— *
Total class-specific expenses	$— *	$— *

IS 2060 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	— *	— *
Total class-specific expenses	$— *	$— *
IS 2055 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	— *	— *
Total class-specific expenses	$— *	$— *

IS 2050 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$— *
Class 2	—	Not applicable
Class 4	— *	— *
Total class-specific expenses	$— *	$— *
Refer to the end of the table(s) for footnote(s).
IS 2045 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	— *	— *
Total class-specific expenses	$— *	$— *

47	American Funds Insurance Series - Target Date Series

IS 2040 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	1	1
Total class-specific expenses	$1	$1
IS 2035 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	2	2
Total class-specific expenses	$2	$2

IS 2030 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	1	1
Total class-specific expenses	$1	$1
IS 2025 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	4	3
Total class-specific expenses	$4	$3

IS 2020 Fund

Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	26	26
Total class-specific expenses	$26	$26
IS 2015 Fund

Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	177	177
Total class-specific expenses	$177	$177

IS 2010 Fund

Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	684	684
Total class-specific expenses	$684	$684
*
Amount less than one thousand.
Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses for some of the funds in the series. Miscellaneous expenses exclude investment advisory services and distribution services fees. For the six months ended June 30, 2026, total fees and expenses reimbursed by CRMC were $69,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

American Funds Insurance Series - Target Date Series	48

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation in each fund’s statement of operations reflects current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.
Interfund lending — Pursuant to an exemptive order issued by the SEC, each fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. Each fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2026.
7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
8. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
IS 2070 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$459	35	$83	6	$(61)	(5)	$481	36
Class 1A	—	—	1	— *	—	—	1	— *
Class 2	—	—	1	— *	—	—	1	— *
Class 4	— *	— *	1	— *	—	—	1	— *
Total net increase (decrease)	$459	35	$86	6	$(61)	(5)	$484	36
Year ended December 31, 2025
Class 1	$1,242	102	$6	1	$(15)	(1)	$1,233	102
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	— *	— *	—	—	— *	— *
Total net increase (decrease)	$1,242	102	$6	1	$(15)	(1)	$1,233	102
Refer to the end of the table(s) for footnote(s).

49	American Funds Insurance Series - Target Date Series

IS 2065 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$320	21	$14	1	$(60)	(4)	$274	18
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	16	2	1	— *	— *	— *	17	2
Total net increase (decrease)	$336	23	$15	1	$(60)	(4)	$291	20
Year ended December 31, 2025
Class 1	$314	23	$3	1	$(22)	(2)	$295	22
Class 1A	—	—	1	— *	—	—	1	— *
Class 2	—	—	1	— *	—	—	1	— *
Class 4	—	—	1	— *	—	—	1	— *
Total net increase (decrease)	$314	23	$6	1	$(22)	(2)	$298	22
IS 2060 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$391	27	$44	3	$(37)	(3)	$398	27
Class 1A	—	—	1	— *	—	—	1	— *
Class 2	—	—	1	— *	—	—	1	— *
Class 4	47	3	2	— *	(1)	— *	48	3
Total net increase (decrease)	$438	30	$48	3	$(38)	(3)	$448	30
Year ended December 31, 2025
Class 1	$941	66	$7	1	$(339)	(24)	$609	43
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	— *	— *	—	—	— *	— *
Total net increase (decrease)	$941	66	$7	1	$(339)	(24)	$609	43
IS 2055 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$3,914	252	$485	31	$(1,056)	(69)	$3,343	214
Class 1A	—	—	1	— *	—	—	1	— *
Class 2	—	—	1	— *	—	—	1	— *
Class 4	3	— *	1	— *	(3)	— *	1	— *
Total net increase (decrease)	$3,917	252	$488	31	$(1,059)	(69)	$3,346	214
Year ended December 31, 2025
Class 1	$6,976	533	$46	4	$(1,653)	(120)	$5,369	417
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	— *	— *	—	—	— *	— *
Total net increase (decrease)	$6,976	533	$46	4	$(1,653)	(120)	$5,369	417
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series - Target Date Series	50

IS 2050 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$3,299	220	$822	54	$(1,295)	(85)	$2,826	189
Class 1A	—	—	1	— *	—	—	1	— *
Class 2	—	—	1	— *	—	—	1	— *
Class 4	16	1	2	— *	(1)	— *	17	1
Total net increase (decrease)	$3,315	221	$826	54	$(1,296)	(85)	$2,845	190
Year ended December 31, 2025
Class 1	$12,361	947	$70	5	$(2,494)	(185)	$9,937	767
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	— *	— *	—	—	— *	— *
Total net increase (decrease)	$12,361	947	$70	5	$(2,494)	(185)	$9,937	767
IS 2045 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$6,800	456	$1,113	73	$(4,423)	(305)	$3,490	224
Class 1A	—	—	1	— *	—	—	1	— *
Class 2	—	—	1	— *	—	—	1	— *
Class 4	12	1	2	— *	— *	— *	14	1
Total net increase (decrease)	$6,812	457	$1,117	73	$(4,423)	(305)	$3,506	225
Year ended December 31, 2025
Class 1	$14,244	1,094	$102	7	$(1,062)	(77)	$13,284	1,024
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	— *	— *	—	—	— *	— *
Total net increase (decrease)	$14,244	1,094	$102	7	$(1,062)	(77)	$13,284	1,024
IS 2040 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$4,812	321	$1,024	68	$(2,827)	(189)	$3,009	200
Class 1A	—	—	1	— *	—	—	1	— *
Class 2	—	—	1	— *	—	—	1	— *
Class 4	790	52	60	4	(51)	(3)	799	53
Total net increase (decrease)	$5,602	373	$1,086	72	$(2,878)	(192)	$3,810	253
Year ended December 31, 2025
Class 1	$19,749	1,409	$59	4	$(2,195)	(154)	$17,613	1,259
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	132	9	1	—	(24)	(2)	109	7
Total net increase (decrease)	$19,881	1,418	$60	4	$(2,219)	(156)	$17,722	1,266
Refer to the end of the table(s) for footnote(s).

51	American Funds Insurance Series - Target Date Series

IS 2035 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$20,502	1,465	$1,295	91	$(3,707)	(264)	$18,090	1,292
Class 1A	—	—	1	— *	—	—	1	— *
Class 2	—	—	1	— *	—	—	1	— *
Class 4	55	4	45	3	(80)	(6)	20	1
Total net increase (decrease)	$20,557	1,469	$1,342	94	$(3,787)	(270)	$18,112	1,293
Year ended December 31, 2025
Class 1	$26,450	2,059	$353	26	$(8,981)	(684)	$17,822	1,401
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	110	9	20	2	(93)	(8)	37	3
Total net increase (decrease)	$26,560	2,068	$373	28	$(9,074)	(692)	$17,859	1,404
IS 2030 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$10,134	717	$1,519	107	$(4,009)	(284)	$7,644	540
Class 1A	—	—	1	— *	—	—	1	— *
Class 2	—	—	1	— *	—	—	1	— *
Class 4	90	6	19	2	(54)	(4)	55	4
Total net increase (decrease)	$10,224	723	$1,540	109	$(4,063)	(288)	$7,701	544
Year ended December 31, 2025
Class 1	$46,088	3,470	$253	19	$(10,573)	(840)	$35,768	2,649
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	3	— *	(37)	(3)	(34)	(3)
Total net increase (decrease)	$46,088	3,470	$256	19	$(10,610)	(843)	$35,734	2,646
IS 2025 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$3,678	271	$841	63	$(3,204)	(236)	$1,315	98
Class 1A	—	—	1	— *	—	—	1	— *
Class 2	—	—	1	— *	—	—	1	— *
Class 4	—	—	97	7	(244)	(18)	(147)	(11)
Total net increase (decrease)	$3,678	271	$940	70	$(3,448)	(254)	$1,170	87
Year ended December 31, 2025
Class 1	$32,126	2,533	$302	23	$(13,092)	(1,042)	$19,336	1,514
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	616	47	32	2	(347)	(27)	301	22
Total net increase (decrease)	$32,742	2,580	$334	25	$(13,439)	(1,069)	$19,637	1,536
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series - Target Date Series	52

IS 2020 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$4,836	373	$542	42	$(1,904)	(145)	$3,474	270
Class 1A	—	—	1	— *	—	—	1	— *
Class 2	—	—	—	— *	—	—	—	— *
Class 4	4,592	353	788	62	(868)	(67)	4,512	348
Total net increase (decrease)	$9,428	726	$1,331	104	$(2,772)	(212)	$7,987	618
Year ended December 31, 2025
Class 1	$17,302	1,377	$230	18	$(3,258)	(257)	$14,274	1,138
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	6,385	526	385	32	(798)	(66)	5,972	492
Total net increase (decrease)	$23,687	1,903	$615	50	$(4,056)	(323)	$20,246	1,630
IS 2015 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$18	2	$2	— *	$(22)	(2)	$(2)	— *
Class 1A	—	—	1	— *	—	—	1	— *
Class 2	—	—	1	— *	—	—	1	— *
Class 4	6,240	499	5,549	453	(5,689)	(457)	6,100	495
Total net increase (decrease)	$6,258	501	$5,553	453	$(5,711)	(459)	$6,100	495
Year ended December 31, 2025
Class 1	$25	2	$1	— *	$— *	— *	$26	2
Class 1A	—	—	1	— *	—	—	1	— *
Class 2	—	—	1	— *	—	—	1	— *
Class 4	55,106	4,678	4,189	351	(6,203)	(519)	53,092	4,510
Total net increase (decrease)	$55,131	4,680	$4,192	351	$(6,203)	(519)	$53,120	4,512
IS 2010 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$8	— *	$1	— *	$(8)	(1)	$1	(1)
Class 1A	—	—	1	— *	—	—	1	— *
Class 2	—	—	1	— *	—	—	1	— *
Class 4	82	7	25,423	2,177	(44,919)	(3,741)	(19,414)	(1,557)
Total net increase (decrease)	$90	7	$25,426	2,177	$(44,927)	(3,742)	$(19,411)	(1,558)
Year ended December 31, 2025
Class 1	$1	— *	$1	— *	$— *	— *	$2	— *
Class 1A	—	—	1	— *	—	—	1	— *
Class 2	—	—	1	— *	—	—	1	— *
Class 4	1,152	100	28,816	2,507	(73,348)	(6,337)	(43,380)	(3,730)
Total net increase (decrease)	$1,153	100	$28,819	2,507	$(73,348)	(6,337)	$(43,376)	(3,730)
*
Amount less than one thousand.

53	American Funds Insurance Series - Target Date Series

9. Investment transactions

Each fund engaged in purchases and sales of investment securities of affiliated issuers during the six months ended June 30, 2026, as follows (dollars in thousands):
	IS 2070 Fund	IS 2065 Fund	IS 2060 Fund	IS 2055 Fund	IS 2050 Fund	IS 2045 Fund
Purchases of investment securities*	$517	$374	$476	$4,147	$3,595	$7,220
Sales of investment securities*	93	66	59	1,405	1,372	4,492

	IS 2040 Fund	IS 2035 Fund	IS 2030 Fund	IS 2025 Fund	IS 2020 Fund	IS 2015 Fund
Purchases of investment securities*	$6,275	$21,415	$12,040	$4,381	$10,317	$11,847
Sales of investment securities*	3,271	4,154	5,157	3,708	3,094	9,291

IS 2010 Fund
Purchases of investment securities*	$23,809
Sales of investment securities*	60,939
*
Excludes in-kind transactions, short-term securities and U.S. government obligations, if any.
10. Ownership concentration

As of June 30, 2026, CRMC held 10% of the outstanding shares of IS 2065 Fund. The ownership represents the seed money invested in the fund when it began operations on May 1, 2023.

American Funds Insurance Series - Target Date Series	54

Financial highlights

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[3]	Ratio of expenses to average net assets after reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2070 Fund
Class 1:
6/30/2026[5,6]	$12.70	$.06	$1.38	$1.44	$(.07 )	$(.55 )	$(.62 )	$13.52	11.43%[7]	$2	.06%[8]	.06%[8]	.43%[8]	.84%[8]
12/31/2025	10.97	.34	1.85	2.19	(.03 )	(.43 )	(.46 )	12.70	20.45	1.03		.03	.42	2.77
12/31/2024[6,9]	10.00	.27	.84	1.11	(.10 )	(.04 )	(.14 )	10.97	11.11 [7]	— [10]	.73 [8]	.06 [8]	.43 [8]	3.70 [8]
Class 1A:
6/30/2026[5,6]	12.70	.06	1.38	1.44	(.07 )	(.55 )	(.62 )	13.52	11.43 [7,11]	— [10]	.06 [8,11]	.05 [8,11]	.42 [8,11]	.86 [8,11]
12/31/2025	10.97	.18	2.01	2.19	(.03 )	(.43 )	(.46 )	12.70	20.45 [11]	— [10]	.04 [11]	.04 [11]	.43 [11]	1.52 [11]
12/31/2024[6,9]	10.00	.13	.98	1.11	(.10 )	(.04 )	(.14 )	10.97	11.11 [7,11]	— [10]	.27 [8,11]	.06 [8,11]	.43 [8,11]	1.80 [8,11]
Class 2:
6/30/2026[5,6]	12.70	.06	1.37	1.43	(.07 )	(.55 )	(.62 )	13.51	11.34 [7,11]	— [10]	.07 [8,11]	.06 [8,11]	.43 [8,11]	.85 [8,11]
12/31/2025	10.97	.18	2.01	2.19	(.03 )	(.43 )	(.46 )	12.70	20.45 [11]	— [10]	.04 [11]	.04 [11]	.43 [11]	1.52 [11]
12/31/2024[6,9]	10.00	.13	.98	1.11	(.10 )	(.04 )	(.14 )	10.97	11.11 [7,11]	— [10]	.27 [8,11]	.06 [8,11]	.43 [8,11]	1.80 [8,11]
Class 4:
6/30/2026[5,6]	12.70	.06	1.38	1.44	(.07 )	(.55 )	(.62 )	13.52	11.43 [7,11]	— [10]	.06 [8,11]	.05 [8,11]	.42 [8,11]	.85 [8,11]
12/31/2025	10.97	.18	2.01	2.19	(.03 )	(.43 )	(.46 )	12.70	20.45 [11]	— [10]	.04 [11]	.04 [11]	.43 [11]	1.52 [11]
12/31/2024[6,9]	10.00	.13	.98	1.11	(.10 )	(.04 )	(.14 )	10.97	11.11 [7,11]	— [10]	.27 [8,11]	.06 [8,11]	.43 [8,11]	1.81 [8,11]
IS 2065 Fund
Class 1:
6/30/2026[5,6]	$14.08	$.07	$1.51	$1.58	$—	$(.34 )	$(.34 )	$15.32	11.25%[7]	$1	.06%[8]	.06%[8]	.44%[8]	.92%[8]
12/31/2025	12.28	.39	2.07	2.46	(.10 )	(.56 )	(.66 )	14.08	20.61	— [10]	.05	.05	.44	2.91
12/31/2024	11.12	.18	1.57	1.75	(.17 )	(.42 )	(.59 )	12.28	15.92	— [10]	.34	.06	.43	1.47
12/31/2023[6,12]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [7]	— [10]	.03 [8]	.03 [8]	.41 [8]	2.21 [8]
Class 1A:
6/30/2026[5,6]	14.08	.06	1.52	1.58	—	(.34 )	(.34 )	15.32	11.25 [7,11]	— [10]	.05 [8,11]	.05 [8,11]	.43 [8,11]	.86 [8,11]
12/31/2025	12.28	.20	2.26	2.46	(.10 )	(.56 )	(.66 )	14.08	20.61 [11]	— [10]	.05 [11]	.05 [11]	.44 [11]	1.50 [11]
12/31/2024	11.12	.18	1.57	1.75	(.17 )	(.42 )	(.59 )	12.28	15.92 [11]	— [10]	.34 [11]	.06 [11]	.43 [11]	1.47 [11]
12/31/2023[6,12]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [7,11]	— [10]	.03 [8,11]	.03 [8,11]	.41 [8,11]	2.21 [8,11]
Class 2:
6/30/2026[5,6]	14.08	.06	1.52	1.58	—	(.34 )	(.34 )	15.32	11.25 [7,11]	— [10]	.05 [8,11]	.05 [8,11]	.43 [8,11]	.86 [8,11]
12/31/2025	12.28	.20	2.26	2.46	(.10 )	(.56 )	(.66 )	14.08	20.60 [11]	— [10]	.05 [11]	.05 [11]	.44 [11]	1.50 [11]
12/31/2024	11.12	.18	1.57	1.75	(.17 )	(.42 )	(.59 )	12.28	15.92 [11]	— [10]	.34 [11]	.06 [11]	.43 [11]	1.48 [11]
12/31/2023[6,12]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [7,11]	— [10]	.03 [8,11]	.03 [8,11]	.41 [8,11]	2.22 [8,11]
Class 4:
6/30/2026[5,6]	14.08	.06	1.52	1.58	—	(.34 )	(.34 )	15.32	11.26 [7,11]	— [10]	.16 [8,11]	.16 [8,11]	.54 [8,11]	.88 [8,11]
12/31/2025	12.28	.20	2.26	2.46	(.10 )	(.56 )	(.66 )	14.08	20.61 [11]	— [10]	.05 [11]	.05 [11]	.44 [11]	1.50 [11]
12/31/2024	11.12	.18	1.57	1.75	(.17 )	(.42 )	(.59 )	12.28	15.92 [11]	— [10]	.34 [11]	.06 [11]	.43 [11]	1.47 [11]
12/31/2023[6,12]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [7,11]	— [10]	.03 [8,11]	.03 [8,11]	.41 [8,11]	2.21 [8,11]
Refer to the end of the table(s) for footnote(s).

55	American Funds Insurance Series - Target Date Series

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[3]	Ratio of expenses to average net assets after reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2060 Fund
Class 1:
6/30/2026[5,6]	$14.50	$.07	$1.56	$1.63	$(.07 )	$(.54 )	$(.61 )	$15.52	11.26%[7]	$1	.06%[8]	.06%[8]	.43%[8]	.88%[8]
12/31/2025	12.40	.34	2.19	2.53	(.02 )	(.41 )	(.43 )	14.50	20.90	1.04		.04	.41	2.47
12/31/2024	11.12	.42	1.30	1.72	(.12 )	(.32 )	(.44 )	12.40	15.62	— [10]	.47	.06	.43	3.42
12/31/2023[6,12]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [7]	— [10]	.03 [8]	.03 [8]	.41 [8]	2.21 [8]
Class 1A:
6/30/2026[5,6]	14.50	.06	1.57	1.63	(.07 )	(.54 )	(.61 )	15.52	11.26 [7,11]	— [10]	.05 [8,11]	.05 [8,11]	.42 [8,11]	.86 [8,11]
12/31/2025	12.40	.20	2.33	2.53	(.02 )	(.41 )	(.43 )	14.50	20.90 [11]	— [10]	.06 [11]	.06 [11]	.43 [11]	1.50 [11]
12/31/2024	11.12	.18	1.54	1.72	(.12 )	(.32 )	(.44 )	12.40	15.62 [11]	— [10]	.17 [11]	.06 [11]	.43 [11]	1.47 [11]
12/31/2023[6,12]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [7,11]	— [10]	.03 [8,11]	.03 [8,11]	.41 [8,11]	2.21 [8,11]
Class 2:
6/30/2026[5,6]	14.51	.06	1.57	1.63	(.07 )	(.54 )	(.61 )	15.53	11.26 [7,11]	— [10]	.05 [8,11]	.05 [8,11]	.42 [8,11]	.86 [8,11]
12/31/2025	12.40	.20	2.34	2.54	(.02 )	(.41 )	(.43 )	14.51	20.98 [11]	— [10]	.06 [11]	.06 [11]	.43 [11]	1.50 [11]
12/31/2024	11.12	.18	1.54	1.72	(.12 )	(.32 )	(.44 )	12.40	15.61 [11]	— [10]	.17 [11]	.06 [11]	.43 [11]	1.47 [11]
12/31/2023[6,12]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [7,11]	— [10]	.03 [8,11]	.03 [8,11]	.41 [8,11]	2.22 [8,11]
Class 4:
6/30/2026[5,6]	14.50	.07	1.55	1.62	(.07 )	(.54 )	(.61 )	15.51	11.20 [7,11]	— [10]	.28 [8,11]	.28 [8,11]	.65 [8,11]	.86 [8,11]
12/31/2025	12.40	.20	2.33	2.53	(.02 )	(.41 )	(.43 )	14.50	20.90 [11]	— [10]	.06 [11]	.06 [11]	.43 [11]	1.50 [11]
12/31/2024	11.12	.18	1.54	1.72	(.12 )	(.32 )	(.44 )	12.40	15.62 [11]	— [10]	.17 [11]	.06 [11]	.43 [11]	1.47 [11]
12/31/2023[6,12]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [7,11]	— [10]	.03 [8,11]	.03 [8,11]	.41 [8,11]	2.21 [8,11]
IS 2055 Fund
Class 1:
6/30/2026[5,6]	$15.08	$.07	$1.62	$1.69	$(.09 )	$(.78 )	$(.87 )	$15.90	11.23%[7]	$10	.06%[8]	.04%[8]	.41%[8]	.90%[8]
12/31/2025	12.42	.22	2.55	2.77	(.09 )	(.02 )	(.11 )	15.08	22.28	6.06		.06	.43	1.64
12/31/2024	11.10	.45	1.30	1.75	(.12 )	(.31 )	(.43 )	12.42	15.90	— [10]	.45	.06	.43	3.64
12/31/2023[6,12]	10.00	.15	1.13	1.28	(.15 )	(.03 )	(.18 )	11.10	12.83 [7]	— [10]	.03 [8]	.03 [8]	.41 [8]	2.23 [8]
Class 1A:
6/30/2026[5,6]	15.08	.07	1.62	1.69	(.09 )	(.78 )	(.87 )	15.90	11.23 [7,11]	— [10]	.06 [8,11]	.04 [8,11]	.41 [8,11]	.90 [8,11]
12/31/2025	12.42	.21	2.56	2.77	(.09 )	(.02 )	(.11 )	15.08	22.28 [11]	— [10]	.06 [11]	.06 [11]	.43 [11]	1.52 [11]
12/31/2024	11.10	.18	1.57	1.75	(.12 )	(.31 )	(.43 )	12.42	15.90 [11]	— [10]	.16 [11]	.06 [11]	.43 [11]	1.48 [11]
12/31/2023[6,12]	10.00	.15	1.13	1.28	(.15 )	(.03 )	(.18 )	11.10	12.83 [7,11]	— [10]	.03 [8,11]	.03 [8,11]	.41 [8,11]	2.23 [8,11]
Class 2:
6/30/2026[5,6]	15.09	.07	1.61	1.68	(.09 )	(.78 )	(.87 )	15.90	11.16 [7,11]	— [10]	.06 [8,11]	.04 [8,11]	.41 [8,11]	.90 [8,11]
12/31/2025	12.42	.21	2.57	2.78	(.09 )	(.02 )	(.11 )	15.09	22.36 [11]	— [10]	.06 [11]	.06 [11]	.43 [11]	1.52 [11]
12/31/2024	11.10	.18	1.57	1.75	(.12 )	(.31 )	(.43 )	12.42	15.90 [11]	— [10]	.16 [11]	.06 [11]	.43 [11]	1.49 [11]
12/31/2023[6,12]	10.00	.16	1.12	1.28	(.15 )	(.03 )	(.18 )	11.10	12.83 [7,11]	— [10]	.03 [8,11]	.03 [8,11]	.41 [8,11]	2.24 [8,11]
Class 4:
6/30/2026[5,6]	15.08	.07	1.62	1.69	(.09 )	(.78 )	(.87 )	15.90	11.23 [7,11]	— [10]	.07 [8,11]	.04 [8,11]	.41 [8,11]	.90 [8,11]
12/31/2025	12.42	.21	2.56	2.77	(.09 )	(.02 )	(.11 )	15.08	22.28 [11]	— [10]	.06 [11]	.06 [11]	.43 [11]	1.52 [11]
12/31/2024	11.10	.18	1.57	1.75	(.12 )	(.31 )	(.43 )	12.42	15.90 [11]	— [10]	.16 [11]	.06 [11]	.43 [11]	1.48 [11]
12/31/2023[6,12]	10.00	.15	1.13	1.28	(.15 )	(.03 )	(.18 )	11.10	12.83 [7,11]	— [10]	.03 [8,11]	.03 [8,11]	.41 [8,11]	2.23 [8,11]
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series - Target Date Series	56

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[3]	Ratio of expenses to average net assets after reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2050 Fund
Class 1:
6/30/2026[5,6]	$14.76	$.07	$1.52	$1.59	$(.10 )	$(.82 )	$(.92 )	$15.43	10.77%[7]	$15	.07%[8]	.04%[8]	.40%[8]	1.00%[8]
12/31/2025	12.18	.24	2.43	2.67	(.09 )	— [13]	(.09 )	14.76	21.94	11.06		.06	.42	1.82
12/31/2024	11.06	.19	1.55	1.74	(.19 )	(.43 )	(.62 )	12.18	15.80	— [10]	.34	.06	.42	1.60
12/31/2023[6,12]	10.00	.16	1.09	1.25	(.16 )	(.03 )	(.19 )	11.06	12.48 [7]	— [10]	.03 [8]	.03 [8]	.40 [8]	2.34 [8]
Class 1A:
6/30/2026[5,6]	14.76	.08	1.51	1.59	(.10 )	(.82 )	(.92 )	15.43	10.77 [7,11]	— [10]	.07 [8,11]	.03 [8,11]	.39 [8,11]	1.00 [8,11]
12/31/2025	12.18	.22	2.45	2.67	(.09 )	— [13]	(.09 )	14.76	21.94 [11]	— [10]	.06 [11]	.06 [11]	.42 [11]	1.64 [11]
12/31/2024	11.06	.19	1.55	1.74	(.19 )	(.43 )	(.62 )	12.18	15.80 [11]	— [10]	.34 [11]	.06 [11]	.42 [11]	1.58 [11]
12/31/2023[6,12]	10.00	.16	1.09	1.25	(.16 )	(.03 )	(.19 )	11.06	12.48 [7,11]	— [10]	.03 [8,11]	.03 [8,11]	.40 [8,11]	2.33 [8,11]
Class 2:
6/30/2026[5,6]	14.76	.08	1.51	1.59	(.10 )	(.82 )	(.92 )	15.43	10.77 [7,11]	— [10]	.07 [8,11]	.03 [8,11]	.39 [8,11]	1.00 [8,11]
12/31/2025	12.18	.22	2.45	2.67	(.09 )	— [13]	(.09 )	14.76	21.94 [11]	— [10]	.06 [11]	.06 [11]	.42 [11]	1.64 [11]
12/31/2024	11.06	.19	1.55	1.74	(.19 )	(.43 )	(.62 )	12.18	15.80 [11]	— [10]	.34 [11]	.06 [11]	.42 [11]	1.58 [11]
12/31/2023[6,12]	10.00	.16	1.09	1.25	(.16 )	(.03 )	(.19 )	11.06	12.48 [7,11]	— [10]	.03 [8,11]	.03 [8,11]	.40 [8,11]	2.33 [8,11]
Class 4:
6/30/2026[5,6]	14.76	.07	1.51	1.58	(.10 )	(.82 )	(.92 )	15.42	10.70 [7,11]	— [10]	.18 [8,11]	.15 [8,11]	.51 [8,11]	.97 [8,11]
12/31/2025	12.18	.22	2.45	2.67	(.09 )	— [13]	(.09 )	14.76	21.94 [11]	— [10]	.06 [11]	.06 [11]	.42 [11]	1.64 [11]
12/31/2024	11.06	.19	1.55	1.74	(.19 )	(.43 )	(.62 )	12.18	15.80 [11]	— [10]	.34 [11]	.06 [11]	.42 [11]	1.59 [11]
12/31/2023[6,12]	10.00	.16	1.09	1.25	(.16 )	(.03 )	(.19 )	11.06	12.48 [7,11]	— [10]	.03 [8,11]	.03 [8,11]	.40 [8,11]	2.33 [8,11]
IS 2045 Fund
Class 1:
6/30/2026[5,6]	$14.69	$.08	$1.50	$1.58	$(.10 )	$(.77 )	$(.87 )	$15.40	10.82%[7]	$21	.06%[8]	.05%[8]	.40%[8]	1.10%[8]
12/31/2025	12.16	.27	2.35	2.62	(.09 )	— [13]	(.09 )	14.69	21.55	17.06		.06	.42	1.98
12/31/2024	11.02	.16	1.58	1.74	(.20 )	(.40 )	(.60 )	12.16	15.87	1.34		.06	.42	1.71
12/31/2023[6,12]	10.00	.17	1.05	1.22	(.17 )	(.03 )	(.20 )	11.02	12.14 [7]	— [10]	.03 [8]	.03 [8]	.39 [8]	2.44 [8]
Class 1A:
6/30/2026[5,6]	14.69	.08	1.50	1.58	(.10 )	(.77 )	(.87 )	15.40	10.82 [7,11]	— [10]	.06 [8,11]	.04 [8,11]	.39 [8,11]	1.11 [8,11]
12/31/2025	12.16	.23	2.39	2.62	(.09 )	— [13]	(.09 )	14.69	21.55 [11]	— [10]	.06 [11]	.06 [11]	.42 [11]	1.73 [11]
12/31/2024	11.02	.20	1.54	1.74	(.20 )	(.40 )	(.60 )	12.16	15.87 [11]	— [10]	.34 [11]	.06 [11]	.42 [11]	1.69 [11]
12/31/2023[6,12]	10.00	.17	1.05	1.22	(.17 )	(.03 )	(.20 )	11.02	12.14 [7,11]	— [10]	.03 [8,11]	.03 [8,11]	.39 [8,11]	2.44 [8,11]
Class 2:
6/30/2026[5,6]	14.69	.08	1.50	1.58	(.10 )	(.77 )	(.87 )	15.40	10.82 [7,11]	— [10]	.06 [8,11]	.04 [8,11]	.39 [8,11]	1.11 [8,11]
12/31/2025	12.16	.23	2.39	2.62	(.09 )	— [13]	(.09 )	14.69	21.55 [11]	— [10]	.06 [11]	.06 [11]	.42 [11]	1.73 [11]
12/31/2024	11.02	.20	1.54	1.74	(.20 )	(.40 )	(.60 )	12.16	15.87 [11]	— [10]	.34 [11]	.06 [11]	.42 [11]	1.69 [11]
12/31/2023[6,12]	10.00	.17	1.05	1.22	(.17 )	(.03 )	(.20 )	11.02	12.14 [7,11]	— [10]	.03 [8,11]	.03 [8,11]	.39 [8,11]	2.44 [8,11]
Class 4:
6/30/2026[5,6]	14.70	.08	1.48	1.56	(.10 )	(.77 )	(.87 )	15.39	10.67 [7,11]	— [10]	.16 [8,11]	.13 [8,11]	.48 [8,11]	1.12 [8,11]
12/31/2025	12.16	.23	2.40	2.63	(.09 )	— [13]	(.09 )	14.70	21.63 [11]	— [10]	.06 [11]	.06 [11]	.42 [11]	1.73 [11]
12/31/2024	11.02	.20	1.54	1.74	(.20 )	(.40 )	(.60 )	12.16	15.87 [11]	— [10]	.34 [11]	.06 [11]	.42 [11]	1.69 [11]
12/31/2023[6,12]	10.00	.17	1.05	1.22	(.17 )	(.03 )	(.20 )	11.02	12.14 [7,11]	— [10]	.03 [8,11]	.03 [8,11]	.39 [8,11]	2.45 [8,11]
Refer to the end of the table(s) for footnote(s).

57	American Funds Insurance Series - Target Date Series

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[3]	Ratio of expenses to average net assets after reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2040 Fund
Class 1:
6/30/2026[5,6]	$14.66	$.10	$1.25	$1.35	$(.11 )	$(.68 )	$(.79 )	$15.22	9.30%[7]	$22	.07%[8]	.07%[8]	.41%[8]	1.37%[8]
12/31/2025	12.21	.41	2.11	2.52	(.04 )	(.03 )	(.07 )	14.66	20.66	19.04		.04	.39	3.02
12/31/2024	10.97	.22	1.41	1.63	(.15 )	(.24 )	(.39 )	12.21	15.04	— [10]	.11	.06	.41	1.88
12/31/2023[6,12]	10.00	.17	.99	1.16	(.17 )	(.02 )	(.19 )	10.97	11.66 [7]	— [10]	.03 [8]	.03 [8]	.39 [8]	2.53 [8]
Class 1A:
6/30/2026[5,6]	14.66	.10	1.25	1.35	(.11 )	(.68 )	(.79 )	15.22	9.30 [7,11]	— [10]	.07 [8,11]	.04 [8,11]	.38 [8,11]	1.40 [8,11]
12/31/2025	12.21	.26	2.26	2.52	(.04 )	(.03 )	(.07 )	14.66	20.66 [11]	— [10]	.05 [11]	.05 [11]	.40 [11]	1.93 [11]
12/31/2024	10.97	.21	1.42	1.63	(.15 )	(.24 )	(.39 )	12.21	15.04 [11]	— [10]	.11 [11]	.06 [11]	.41 [11]	1.81 [11]
12/31/2023[6,12]	10.00	.17	.99	1.16	(.17 )	(.02 )	(.19 )	10.97	11.66 [7,11]	— [10]	.03 [8,11]	.03 [8,11]	.39 [8,11]	2.53 [8,11]
Class 2:
6/30/2026[5,6]	14.66	.10	1.25	1.35	(.11 )	(.68 )	(.79 )	15.22	9.30 [7,11]	— [10]	.07 [8,11]	.04 [8,11]	.38 [8,11]	1.40 [8,11]
12/31/2025	12.21	.26	2.26	2.52	(.04 )	(.03 )	(.07 )	14.66	20.66 [11]	— [10]	.05 [11]	.05 [11]	.40 [11]	1.93 [11]
12/31/2024	10.97	.21	1.42	1.63	(.15 )	(.24 )	(.39 )	12.21	15.04 [11]	— [10]	.11 [11]	.06 [11]	.41 [11]	1.81 [11]
12/31/2023[6,12]	10.00	.17	.99	1.16	(.17 )	(.02 )	(.19 )	10.97	11.66 [7,11]	— [10]	.03 [8,11]	.03 [8,11]	.39 [8,11]	2.53 [8,11]
Class 4:
6/30/2026[5,6]	14.63	.08	1.24	1.32	(.11 )	(.68 )	(.79 )	15.16	9.08 [7]	1	.57 [8]	.54 [8]	.88 [8]	1.11 [8]
12/31/2025	12.21	.22	2.23	2.45	—	(.03 )	(.03 )	14.63	20.10	— [10]	.54	.54	.89	1.63
12/31/2024	10.97	.23	1.38	1.61	(.13 )	(.24 )	(.37 )	12.21	14.77	— [10]	.61	.51	.86	1.85
12/31/2023[6,12]	10.00	.17	.99	1.16	(.17 )	(.02 )	(.19 )	10.97	11.66 [7,11]	— [10]	.03 [8,11]	.03 [8,11]	.39 [8,11]	2.54 [8,11]
IS 2035 Fund
Class 1:
6/30/2026[5,6]	$13.79	$.14	$.87	$1.01	$(.07 )	$(.43 )	$(.50 )	$14.30	7.31%[7]	$39	.05%[8]	.05%[8]	.37%[8]	1.94%[8]
12/31/2025	11.96	.36	1.74	2.10	(.14 )	(.13 )	(.27 )	13.79	17.73	20.06		.06	.39	2.78
12/31/2024	11.43	.46	.94	1.40	(.39 )	(.48 )	(.87 )	11.96	12.60	— [10]	.09	.06	.40	3.88
12/31/2023	9.95	.24	1.45	1.69	(.15 )	(.06 )	(.21 )	11.43	17.01	— [10]	.04	.04	.38	2.31
12/31/2022	12.93	.22	(2.35)	(2.13)	(.09 )	(.76 )	(.85 )	9.95	(16.33)	— [10]	.03	.03	.37	2.04
12/31/2021	11.39	.17	1.58	1.75	(.10 )	(.11 )	(.21 )	12.93	15.46	— [10]	4.86	.06	.40	1.40
Class 1A:
6/30/2026[5,6]	13.79	.14	.87	1.01	(.07 )	(.43 )	(.50 )	14.30	7.31 [7,11]	— [10]	.05 [8,11]	.02 [8,11]	.34 [8,11]	1.93 [8,11]
12/31/2025	11.95	.32	1.79	2.11	(.14 )	(.13 )	(.27 )	13.79	17.83 [11]	— [10]	.07 [11]	.07 [11]	.40 [11]	2.46 [11]
12/31/2024	11.43	.27	1.12	1.39	(.39 )	(.48 )	(.87 )	11.95	12.51 [11]	— [10]	.10 [11]	.06 [11]	.40 [11]	2.26 [11]
12/31/2023	9.95	.24	1.45	1.69	(.15 )	(.06 )	(.21 )	11.43	17.01 [11]	— [10]	.04 [11]	.04 [11]	.38 [11]	2.31 [11]
12/31/2022	12.93	.22	(2.35)	(2.13)	(.09 )	(.76 )	(.85 )	9.95	(16.33)[11]	— [10]	.03 [11]	.03 [11]	.37 [11]	2.04 [11]
12/31/2021	11.38	.17	1.59	1.76	(.10 )	(.11 )	(.21 )	12.93	15.56 [11]	— [10]	4.86 [11]	.06 [11]	.40 [11]	1.40 [11]
Class 2:
6/30/2026[5,6]	13.79	.14	.87	1.01	(.07 )	(.43 )	(.50 )	14.30	7.31 [7,11]	— [10]	.05 [8,11]	.02 [8,11]	.34 [8,11]	1.93 [8,11]
12/31/2025	11.95	.32	1.79	2.11	(.14 )	(.13 )	(.27 )	13.79	17.83 [11]	— [10]	.07 [11]	.07 [11]	.40 [11]	2.46 [11]
12/31/2024	11.43	.27	1.12	1.39	(.39 )	(.48 )	(.87 )	11.95	12.51 [11]	— [10]	.10 [11]	.06 [11]	.40 [11]	2.26 [11]
12/31/2023	9.95	.24	1.45	1.69	(.15 )	(.06 )	(.21 )	11.43	17.01 [11]	— [10]	.04 [11]	.04 [11]	.38 [11]	2.31 [11]
12/31/2022	12.93	.22	(2.35)	(2.13)	(.09 )	(.76 )	(.85 )	9.95	(16.33)[11]	— [10]	.03 [11]	.03 [11]	.37 [11]	2.04 [11]
12/31/2021	11.38	.17	1.59	1.76	(.10 )	(.11 )	(.21 )	12.93	15.56 [11]	— [10]	4.86 [11]	.06 [11]	.40 [11]	1.40 [11]
Class 4:
6/30/2026[5,6]	13.71	.10	.87	.97	(.06 )	(.43 )	(.49 )	14.19	7.05 [7]	1	.54 [8]	.51 [8]	.83 [8]	1.44 [8]
12/31/2025	11.90	.25	1.77	2.02	(.08 )	(.13 )	(.21 )	13.71	17.13	1.56		.56	.89	1.97
12/31/2024	11.36	.17	1.16	1.33	(.31 )	(.48 )	(.79 )	11.90	12.04	1.58		.55	.89	1.48
12/31/2023	9.90	.21	1.42	1.63	(.11 )	(.06 )	(.17 )	11.36	16.51	2.54		.54	.88	2.00
12/31/2022	12.92	.28	(2.47)	(2.19)	(.07 )	(.76 )	(.83 )	9.90	(16.79)	1.50		.50	.84	2.70
12/31/2021	11.39	.12	1.58	1.70	(.06 )	(.11 )	(.17 )	12.92	14.99	— [10]	5.31	.49	.83	.97
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series - Target Date Series	58

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[3]	Ratio of expenses to average net assets after reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2030 Fund
Class 1:
6/30/2026[5,6]	$13.92	$.16	$.68	$.84	$(.11 )	$(.38 )	$(.49 )	$14.27	6.10%[7]	$46	.07%[8]	.06%[8]	.37%[8]	2.29%[8]
12/31/2025	12.11	.49	1.46	1.95	(.09 )	(.05 )	(.14 )	13.92	16.09	38.04		.04	.35	3.75
12/31/2024	11.08	1.15	.05	1.20	(.17 )	—	(.17 )	12.11	10.87	1.02		.02	.34	9.68
12/31/2023	9.95	.27	1.15	1.42	(.28 )	(.01 )	(.29 )	11.08	14.37	— [10]	.04	.04	.37	2.58
12/31/2022	12.41	.24	(2.04)	(1.80)	(.14 )	(.52 )	(.66 )	9.95	(14.44)	— [10]	.04	.04	.36	2.29
12/31/2021	11.14	.19	1.27	1.46	(.12 )	(.07 )	(.19 )	12.41	13.07	— [10]	2.53	.06	.38	1.59
Class 1A:
6/30/2026[5,6]	13.92	.16	.68	.84	(.11 )	(.38 )	(.49 )	14.27	6.10 [7,11]	— [10]	.07 [8,11]	.04 [8,11]	.35 [8,11]	2.30 [8,11]
12/31/2025	12.10	.37	1.59	1.96	(.09 )	(.05 )	(.14 )	13.92	16.19 [11]	— [10]	.06 [11]	.06 [11]	.37 [11]	2.83 [11]
12/31/2024	11.08	.30	.89	1.19	(.17 )	—	(.17 )	12.10	10.78 [11]	— [10]	.09 [11]	.07 [11]	.39 [11]	2.55 [11]
12/31/2023	9.95	.27	1.15	1.42	(.28 )	(.01 )	(.29 )	11.08	14.37 [11]	— [10]	.04 [11]	.04 [11]	.37 [11]	2.58 [11]
12/31/2022	12.41	.24	(2.04)	(1.80)	(.14 )	(.52 )	(.66 )	9.95	(14.44)[11]	— [10]	.04 [11]	.04 [11]	.36 [11]	2.29 [11]
12/31/2021	11.14	.19	1.27	1.46	(.12 )	(.07 )	(.19 )	12.41	13.07 [11]	— [10]	2.53 [11]	.06 [11]	.38 [11]	1.59 [11]
Class 2:
6/30/2026[5,6]	13.92	.16	.68	.84	(.11 )	(.38 )	(.49 )	14.27	6.10 [7,11]	— [10]	.07 [8,11]	.04 [8,11]	.35 [8,11]	2.30 [8,11]
12/31/2025	12.10	.37	1.59	1.96	(.09 )	(.05 )	(.14 )	13.92	16.09 [11]	— [10]	.06 [11]	.06 [11]	.37 [11]	2.83 [11]
12/31/2024	11.08	.30	.89	1.19	(.17 )	—	(.17 )	12.10	10.87 [11]	— [10]	.09 [11]	.07 [11]	.39 [11]	2.55 [11]
12/31/2023	9.95	.27	1.15	1.42	(.28 )	(.01 )	(.29 )	11.08	14.37 [11]	— [10]	.04 [11]	.04 [11]	.37 [11]	2.58 [11]
12/31/2022	12.41	.24	(2.04)	(1.80)	(.14 )	(.52 )	(.66 )	9.95	(14.44)[11]	— [10]	.04 [11]	.04 [11]	.36 [11]	2.29 [11]
12/31/2021	11.14	.19	1.27	1.46	(.12 )	(.07 )	(.19 )	12.41	13.07 [11]	— [10]	2.53 [11]	.06 [11]	.38 [11]	1.59 [11]
Class 4:
6/30/2026[5,6]	13.87	.13	.67	.80	(.10 )	(.38 )	(.48 )	14.19	5.83 [7]	1	.56 [8]	.53 [8]	.84 [8]	1.84 [8]
12/31/2025	12.06	.30	1.58	1.88	(.02 )	(.05 )	(.07 )	13.87	15.62	1.54		.54	.85	2.32
12/31/2024	11.04	.24	.89	1.13	(.11 )	—	(.11 )	12.06	10.30	1.57		.55	.87	2.05
12/31/2023	9.92	.22	1.14	1.36	(.23 )	(.01 )	(.24 )	11.04	13.79	— [10]	.53	.53	.86	2.08
12/31/2022	12.40	.25	(2.10)	(1.85)	(.11 )	(.52 )	(.63 )	9.92	(14.87)	— [10]	.52	.52	.84	2.38
12/31/2021	11.14	.13	1.27	1.40	(.07 )	(.07 )	(.14 )	12.40	12.55	— [10]	2.93	.53	.85	1.10
Refer to the end of the table(s) for footnote(s).

59	American Funds Insurance Series - Target Date Series

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[3]	Ratio of expenses to average net assets after reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2025 Fund
Class 1:
6/30/2026[5,6]	$13.34	$.18	$.51	$.69	$(.13 )	$(.36 )	$(.49 )	$13.54	5.26%[7]	$23	.07%[8]	.06%[8]	.35%[8]	2.68%[8]
12/31/2025	11.83	.48	1.26	1.74	(.18 )	(.05 )	(.23 )	13.34	14.79	21.05		.05	.35	3.80
12/31/2024	11.08	.94	.07	1.01	(.26 )	—	(.26 )	11.83	9.13	1.06		.06	.37	8.35
12/31/2023	10.17	.31	.89	1.20	(.29 )	—	(.29 )	11.08	11.90	— [10]	.04	.04	.35	2.95
12/31/2022	12.27	.28	(1.87)	(1.59)	(.21 )	(.30 )	(.51 )	10.17	(12.87)	— [10]	.04	.04	.35	2.63
12/31/2021	11.17	.21	1.06	1.27	(.09 )	(.08 )	(.17 )	12.27	11.42	— [10]	1.26	.06	.37	1.77
Class 1A:
6/30/2026[5,6]	13.34	.18	.51	.69	(.13 )	(.36 )	(.49 )	13.54	5.26 [7,11]	— [10]	.07 [8,11]	.04 [8,11]	.33 [8,11]	2.69 [8,11]
12/31/2025	11.83	.42	1.32	1.74	(.18 )	(.05 )	(.23 )	13.34	14.79 [11]	— [10]	.06 [11]	.06 [11]	.36 [11]	3.29 [11]
12/31/2024	11.08	.36	.65	1.01	(.26 )	—	(.26 )	11.83	9.13 [11]	— [10]	.06 [11]	.06 [11]	.37 [11]	3.05 [11]
12/31/2023	10.17	.31	.89	1.20	(.29 )	—	(.29 )	11.08	11.90 [11]	— [10]	.04 [11]	.04 [11]	.35 [11]	2.95 [11]
12/31/2022	12.27	.28	(1.87)	(1.59)	(.21 )	(.30 )	(.51 )	10.17	(12.87)[11]	— [10]	.04 [11]	.04 [11]	.35 [11]	2.63 [11]
12/31/2021	11.17	.21	1.06	1.27	(.09 )	(.08 )	(.17 )	12.27	11.42 [11]	— [10]	1.26 [11]	.06 [11]	.37 [11]	1.77 [11]
Class 2:
6/30/2026[5,6]	13.34	.18	.51	.69	(.13 )	(.36 )	(.49 )	13.54	5.26 [7,11]	— [10]	.07 [8,11]	.04 [8,11]	.33 [8,11]	2.69 [8,11]
12/31/2025	11.83	.42	1.32	1.74	(.18 )	(.05 )	(.23 )	13.34	14.79 [11]	— [10]	.06 [11]	.06 [11]	.36 [11]	3.29 [11]
12/31/2024	11.08	.36	.65	1.01	(.26 )	—	(.26 )	11.83	9.13 [11]	— [10]	.06 [11]	.06 [11]	.37 [11]	3.05 [11]
12/31/2023	10.17	.31	.89	1.20	(.29 )	—	(.29 )	11.08	11.90 [11]	— [10]	.04 [11]	.04 [11]	.35 [11]	2.95 [11]
12/31/2022	12.27	.28	(1.87)	(1.59)	(.21 )	(.30 )	(.51 )	10.17	(12.87)[11]	— [10]	.04 [11]	.04 [11]	.35 [11]	2.63 [11]
12/31/2021	11.17	.21	1.06	1.27	(.09 )	(.08 )	(.17 )	12.27	11.42 [11]	— [10]	1.26 [11]	.06 [11]	.37 [11]	1.77 [11]
Class 4:
6/30/2026[5,6]	13.25	.14	.52	.66	(.13 )	(.36 )	(.49 )	13.42	5.00 [7]	3	.57 [8]	.54 [8]	.83 [8]	2.15 [8]
12/31/2025	11.76	.34	1.32	1.66	(.12 )	(.05 )	(.17 )	13.25	14.20	3.56		.56	.86	2.72
12/31/2024	11.03	.31	.63	.94	(.21 )	—	(.21 )	11.76	8.52	2.56		.56	.87	2.64
12/31/2023	10.13	.27	.88	1.15	(.25 )	—	(.25 )	11.03	11.40	2.54		.54	.85	2.57
12/31/2022	12.22	.24	(1.87)	(1.63)	(.16 )	(.30 )	(.46 )	10.13	(13.25)	1.54		.54	.85	2.21
12/31/2021	11.16	.18	1.02	1.20	(.06 )	(.08 )	(.14 )	12.22	10.77	1	1.35	.55	.86	1.48
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series - Target Date Series	60

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[3]	Ratio of expenses to average net assets after reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2020 Fund
Class 1:
6/30/2026[5,6]	$12.81	$.18	$.45	$.63	$(.12 )	$(.34 )	$(.46 )	$12.98	4.99%[7]	$18	.06%[8]	.06%[8]	.35%[8]	2.77%[8]
12/31/2025	11.55	.58	1.06	1.64	(.23 )	(.15 )	(.38 )	12.81	14.30	15.04		.04	.33	4.71
12/31/2024	10.80	.39	.57	.96	(.21 )	—	(.21 )	11.55	8.96	— [10]	.06	.06	.36	3.46
12/31/2023	10.06	.33	.71	1.04	(.30 )	—	(.30 )	10.80	10.38	— [10]	.04	.04	.34	3.19
12/31/2022	11.97	.31	(1.64)	(1.33)	(.27 )	(.31 )	(.58 )	10.06	(11.08)	— [10]	.05	.05	.34	2.94
12/31/2021	10.94	.24	.93	1.17	(.09 )	(.05 )	(.14 )	11.97	10.68	— [10]	.68	.06	.35	2.09
Class 1A:
6/30/2026[5,6]	12.81	.18	.45	.63	(.12 )	(.34 )	(.46 )	12.98	4.98 [7,11]	— [10]	.06 [8,11]	.04 [8,11]	.33 [8,11]	2.80 [8,11]
12/31/2025	11.56	.42	1.21	1.63	(.23 )	(.15 )	(.38 )	12.81	14.20 [11]	— [10]	.06 [11]	.06 [11]	.35 [11]	3.41 [11]
12/31/2024	10.80	.37	.60	.97	(.21 )	—	(.21 )	11.56	9.06 [11]	— [10]	.06 [11]	.06 [11]	.36 [11]	3.25 [11]
12/31/2023	10.06	.33	.71	1.04	(.30 )	—	(.30 )	10.80	10.38 [11]	— [10]	.04 [11]	.04 [11]	.34 [11]	3.19 [11]
12/31/2022	11.97	.31	(1.64)	(1.33)	(.27 )	(.31 )	(.58 )	10.06	(11.08)[11]	— [10]	.05 [11]	.05 [11]	.34 [11]	2.94 [11]
12/31/2021	10.95	.24	.92	1.16	(.09 )	(.05 )	(.14 )	11.97	10.58 [11]	— [10]	.68 [11]	.06 [11]	.35 [11]	2.09 [11]
Class 2:
6/30/2026[5,6]	12.81	.18	.45	.63	(.12 )	(.34 )	(.46 )	12.98	4.99 [7,11]	— [10]	.06 [8,11]	.04 [8,11]	.33 [8,11]	2.80 [8,11]
12/31/2025	11.55	.42	1.22	1.64	(.23 )	(.15 )	(.38 )	12.81	14.30 [11]	— [10]	.06 [11]	.06 [11]	.35 [11]	3.41 [11]
12/31/2024	10.80	.37	.59	.96	(.21 )	—	(.21 )	11.55	8.96 [11]	— [10]	.06 [11]	.06 [11]	.36 [11]	3.25 [11]
12/31/2023	10.06	.33	.71	1.04	(.30 )	—	(.30 )	10.80	10.38 [11]	— [10]	.04 [11]	.04 [11]	.34 [11]	3.19 [11]
12/31/2022	11.97	.31	(1.64)	(1.33)	(.27 )	(.31 )	(.58 )	10.06	(11.08)[11]	— [10]	.05 [11]	.05 [11]	.34 [11]	2.94 [11]
12/31/2021	10.94	.24	.93	1.17	(.09 )	(.05 )	(.14 )	11.97	10.68 [11]	— [10]	.68 [11]	.06 [11]	.35 [11]	2.09 [11]
Class 4:
6/30/2026[5,6]	12.68	.15	.45	.60	(.12 )	(.34 )	(.46 )	12.82	4.73 [7]	23	.56 [8]	.55 [8]	.84 [8]	2.34 [8]
12/31/2025	11.46	.37	1.18	1.55	(.18 )	(.15 )	(.33 )	12.68	13.64	18.57		.57	.86	3.04
12/31/2024	10.74	.37	.53	.90	(.18 )	—	(.18 )	11.46	8.45	11.55		.55	.85	3.25
12/31/2023	10.01	.28	.70	.98	(.25 )	—	(.25 )	10.74	9.87	4.53		.53	.83	2.75
12/31/2022	11.91	.26	(1.63)	(1.37)	(.22 )	(.31 )	(.53 )	10.01	(11.51)	3.55		.55	.84	2.42
12/31/2021	10.92	.23	.87	1.10	(.06 )	(.05 )	(.11 )	11.91	10.10	3.94		.56	.85	1.96
Refer to the end of the table(s) for footnote(s).

61	American Funds Insurance Series - Target Date Series

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[3]	Ratio of expenses to average net assets after reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2015 Fund
Class 1:
6/30/2026[5,6]	$12.38	$.18	$.39	$.57	$(.14 )	$(.36 )	$(.50 )	$12.45	4.61%[7]	$— [10]	.06%[8]	.05%[8]	.33%[8]	2.94%[8]
12/31/2025	11.35	.47	1.03	1.50	(.31 )	(.16 )	(.47 )	12.38	13.40	— [10]	.07	.06	.35	3.91
12/31/2024	10.74	.40	.50	.90	(.26 )	(.03 )	(.29 )	11.35	8.48	— [10]	.06	.06	.35	3.61
12/31/2023	10.09	.34	.61	.95	(.30 )	—	(.30 )	10.74	9.49	— [10]	.04	.04	.33	3.29
12/31/2022	11.79	.32	(1.52)	(1.20)	(.23 )	(.27 )	(.50 )	10.09	(10.13)	— [10]	.04	.04	.33	3.03
12/31/2021	10.85	.25	.86	1.11	(.13 )	(.04 )	(.17 )	11.79	10.26	— [10]	.12	.06	.34	2.16
Class 1A:
6/30/2026[5,6]	12.38	.18	.38	.56	(.14 )	(.36 )	(.50 )	12.44	4.53 [7,11]	— [10]	.06 [8,11]	.04 [8,11]	.32 [8,11]	2.92 [8,11]
12/31/2025	11.35	.42	1.08	1.50	(.31 )	(.16 )	(.47 )	12.38	13.40 [11]	— [10]	.06 [11]	.06 [11]	.35 [11]	3.55 [11]
12/31/2024	10.74	.38	.52	.90	(.26 )	(.03 )	(.29 )	11.35	8.48 [11]	— [10]	.06 [11]	.06 [11]	.35 [11]	3.41 [11]
12/31/2023	10.08	.34	.62	.96	(.30 )	—	(.30 )	10.74	9.49 [11]	— [10]	.04 [11]	.04 [11]	.33 [11]	3.29 [11]
12/31/2022	11.79	.32	(1.53)	(1.21)	(.23 )	(.27 )	(.50 )	10.08	(10.13)[11]	— [10]	.04 [11]	.04 [11]	.33 [11]	3.03 [11]
12/31/2021	10.85	.25	.86	1.11	(.13 )	(.04 )	(.17 )	11.79	10.26 [11]	— [10]	.12 [11]	.06 [11]	.34 [11]	2.16 [11]
Class 2:
6/30/2026[5,6]	12.38	.18	.38	.56	(.14 )	(.36 )	(.50 )	12.44	4.53 [7,11]	— [10]	.06 [8,11]	.04 [8,11]	.32 [8,11]	2.92 [8,11]
12/31/2025	11.35	.42	1.08	1.50	(.31 )	(.16 )	(.47 )	12.38	13.40 [11]	— [10]	.06 [11]	.06 [11]	.35 [11]	3.55 [11]
12/31/2024	10.74	.38	.52	.90	(.26 )	(.03 )	(.29 )	11.35	8.48 [11]	— [10]	.06 [11]	.06 [11]	.35 [11]	3.41 [11]
12/31/2023	10.08	.34	.62	.96	(.30 )	—	(.30 )	10.74	9.49 [11]	— [10]	.04 [11]	.04 [11]	.33 [11]	3.29 [11]
12/31/2022	11.79	.32	(1.53)	(1.21)	(.23 )	(.27 )	(.50 )	10.08	(10.13)[11]	— [10]	.04 [11]	.04 [11]	.33 [11]	3.03 [11]
12/31/2021	10.85	.25	.86	1.11	(.13 )	(.04 )	(.17 )	11.79	10.26 [11]	— [10]	.12 [11]	.06 [11]	.34 [11]	2.16 [11]
Class 4:
6/30/2026[5,6]	12.26	.15	.38	.53	(.13 )	(.36 )	(.49 )	12.30	4.33 [7]	144	.56 [8]	.55 [8]	.83 [8]	2.42 [8]
12/31/2025	11.25	.38	1.05	1.43	(.26 )	(.16 )	(.42 )	12.26	12.83	137.57		.56	.85	3.19
12/31/2024	10.68	.35	.48	.83	(.23 )	(.03 )	(.26 )	11.25	7.88	75.56		.56	.85	3.15
12/31/2023	10.04	.30	.60	.90	(.26 )	—	(.26 )	10.68	9.01	40.54		.54	.83	2.90
12/31/2022	11.75	.29	(1.55)	(1.26)	(.18 )	(.27 )	(.45 )	10.04	(10.63)	25.54		.54	.83	2.71
12/31/2021	10.83	.20	.85	1.05	(.09 )	(.04 )	(.13 )	11.75	9.74	19.62		.56	.84	1.76
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series - Target Date Series	62

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[3]	Ratio of expenses to average net assets after reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2010 Fund
Class 1:
6/30/2026[5,6]	$11.92	$.18	$.32	$.50	$(.15 )	$(.44 )	$(.59 )	$11.83	4.17%[7]	$—	.05%[8]	.04%[8]	.31%[8]	3.05%[8]
12/31/2025	11.15	.42	1.01	1.43	(.42 )	(.24 )	(.66 )	11.92	13.08	— [10]	.06	.06	.33	3.57
12/31/2024	10.70	.39	.47	.86	(.38 )	(.03 )	(.41 )	11.15	8.10	— [10]	.06	.06	.34	3.54
12/31/2023	10.17	.35	.53	.88	(.34 )	(.01 )	(.35 )	10.70	8.71	— [10]	.04	.04	.32	3.36
12/31/2022	11.63	.32	(1.38)	(1.06)	(.22 )	(.18 )	(.40 )	10.17	(9.15)	— [10]	.04	.04	.32	3.00
12/31/2021	10.76	.23	.76	.99	(.09 )	(.03 )	(.12 )	11.63	9.28	— [10]	.08	.06	.33	2.07
Class 1A:
6/30/2026[5,6]	11.92	.18	.32	.50	(.15 )	(.44 )	(.59 )	11.83	4.17 [7,11]	—	.05 [8,11]	.04 [8,11]	.31 [8,11]	3.00 [8,11]
12/31/2025	11.15	.42	1.01	1.43	(.42 )	(.24 )	(.66 )	11.92	13.08 [11]	— [10]	.06 [11]	.06 [11]	.33 [11]	3.56 [11]
12/31/2024	10.70	.39	.47	.86	(.38 )	(.03 )	(.41 )	11.15	8.10 [11]	— [10]	.06 [11]	.06 [11]	.34 [11]	3.53 [11]
12/31/2023	10.17	.35	.53	.88	(.34 )	(.01 )	(.35 )	10.70	8.71 [11]	— [10]	.04 [11]	.04 [11]	.32 [11]	3.36 [11]
12/31/2022	11.63	.32	(1.38)	(1.06)	(.22 )	(.18 )	(.40 )	10.17	(9.15)[11]	— [10]	.04 [11]	.04 [11]	.32 [11]	3.00 [11]
12/31/2021	10.76	.23	.76	.99	(.09 )	(.03 )	(.12 )	11.63	9.28 [11]	— [10]	.08 [11]	.06 [11]	.33 [11]	2.07 [11]
Class 2:
6/30/2026[5,6]	11.92	.18	.32	.50	(.15 )	(.44 )	(.59 )	11.83	4.17 [7,11]	—	.05 [8,11]	.04 [8,11]	.31 [8,11]	3.00 [8,11]
12/31/2025	11.15	.42	1.01	1.43	(.42 )	(.24 )	(.66 )	11.92	13.08 [11]	— [10]	.06 [11]	.06 [11]	.33 [11]	3.56 [11]
12/31/2024	10.70	.39	.47	.86	(.38 )	(.03 )	(.41 )	11.15	8.10 [11]	— [10]	.06 [11]	.06 [11]	.34 [11]	3.53 [11]
12/31/2023	10.17	.35	.53	.88	(.34 )	(.01 )	(.35 )	10.70	8.71 [11]	— [10]	.04 [11]	.04 [11]	.32 [11]	3.36 [11]
12/31/2022	11.63	.32	(1.38)	(1.06)	(.22 )	(.18 )	(.40 )	10.17	(9.15)[11]	— [10]	.04 [11]	.04 [11]	.32 [11]	3.00 [11]
12/31/2021	10.76	.23	.76	.99	(.09 )	(.03 )	(.12 )	11.63	9.28 [11]	— [10]	.08 [11]	.06 [11]	.33 [11]	2.07 [11]
Class 4:
6/30/2026[5,6]	11.83	.15	.32	.47	(.14 )	(.44 )	(.58 )	11.72	3.94 [7]	538	.55 [8]	.53 [8]	.80 [8]	2.48 [8]
12/31/2025	11.08	.35	1.00	1.35	(.36 )	(.24 )	(.60 )	11.83	12.42	562.56		.56	.83	3.01
12/31/2024	10.63	.33	.47	.80	(.32 )	(.03 )	(.35 )	11.08	7.62	567.56		.56	.84	3.01
12/31/2023	10.11	.30	.52	.82	(.29 )	(.01 )	(.30 )	10.63	8.08	549.54		.54	.82	2.90
12/31/2022	11.58	.28	(1.40)	(1.12)	(.17 )	(.18 )	(.35 )	10.11	(9.56)	430.55		.55	.83	2.67
12/31/2021	10.74	.20	.73	.93	(.06 )	(.03 )	(.09 )	11.58	8.75	315.58		.56	.83	1.81
Refer to the end of the table(s) for footnote(s).

63	American Funds Insurance Series - Target Date Series

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended June 30, 2026[5,6,7,14]	Year ended December 31,
		2025[14]	2024	2023	2022	2021
IS 2070 Fund	5%	3%	4%[9]
IS 2065 Fund	12	19	16	— %[13,15]
IS 2060 Fund	6	121	14	— %[13,15]
IS 2055 Fund	16	23	13	— %[13,15]
IS 2050 Fund	10	29	18	— %[13,15]
IS 2045 Fund	23	9	7	— %[13,15]
IS 2040 Fund	16	31	10	— %[13,15]
IS 2035 Fund	12	55	15	6	88%	18%
IS 2030 Fund	12	69	13	20	21	60
IS 2025 Fund	15	93	14	9	14	10
IS 2020 Fund	8	21	4	25	14	30
IS 2015 Fund	7	6	6	6	14	15
IS 2010 Fund	4	7	9	5	12	7

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[3]	This column does not include expenses of the underlying funds in which each fund invests.
[4]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[5]	Unaudited.
[6]	Based on operations for a period that is less than a full year.
[7]	Not annualized.
[8]	Annualized.
[9]	For the period 5/1/2024, commencement of operations, through 12/31/2024.
[10]	Amount less than $1 million.
[11]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services and/or insurance administrative services, as applicable, are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[12]	For the period 5/1/2023, commencement of operations, through 12/31/2023.
[13]	Amount less than $0.01.
[14]	Rates exclude in-kind transactions, if any.
[15]	Amount was either less than 1% or there was no turnover.

Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	64

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP (“D&T”) was appointed as the independent registered public accounting firm for the funds constituting the American Funds Insurance Series (hereafter referred to as the “series”) for the fiscal year ending December 31, 2026 audit. The change in the series’ independent registered public accounting firm was approved by the series’ board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.
PwC’s reports on the series’ financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, (i) were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the series’ financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The series requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the series’ Form N-CSR for the period ended December 31, 2025.
During the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, neither the series, nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the series’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

65	American Funds Insurance Series - Target Date Series

Approval of Investment Advisory and Service Agreement – American Funds Insurance Series - Target Date Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2027. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses were generally competitive with those of other similar funds included in the comparable Lipper category.
The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.

American Funds Insurance Series - Target Date Series	66

Approval of Investment Advisory and Service Agreement – American Funds Insurance Series - Target Date Series (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

67	American Funds Insurance Series - Target Date Series

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP (“D&T”) was appointed as the independent registered public accounting firm for the funds constituting the American Funds Insurance Series (hereafter referred to as the “series”) for the fiscal year ending December 31, 2026 audit. The change in the series’ independent registered public accounting firm was approved by the series’ board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.

PwC's reports on the series’ financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, (i) were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the series’ financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The series requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the series’ Form N-CSR for the period ended December 31, 2025.

During the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, neither the series, nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the series’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the Trustees' deferred compensation disclosure in the Notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Insurance Series

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: September 04, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: September 04, 2026

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: September 04, 2026